UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

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CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04033

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Sit Mutual Funds II, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP & Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Copy to:

Mike Radmer, Esq.

Dorsey & Whitney

Suite 1500

50 South Sixth Street

Minneapolis, MN 55402-1498

Registrant’s telephone number, including area code:

(612) 332-3223

Date of fiscal year end: March 31, 2018

Date of reporting period: September 30, 2018

Item 1: Reports to Stockholders

Semi-Annual Report
September 30, 2018

U.S. Government Securities Fund

Quality Income Fund

Tax-Free Income Fund

Minnesota Tax-Free Income Fund

Sit Mutual Funds

Sit Mutual Funds BOND FUNDS SEMI-ANNUAL REPORT TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

CHAIRMAN’S LETTER

October 22, 2018

Dear fellow shareholders:

During the six month period ended September 30, 2018, U.S. Treasury yields rose and the yield curve flattened meaningfully as actions by the Federal Reserve pushed short-term Treasury yields higher. Two-Year Treasury yields ended September at 2.82%, an increase of 55 basis points from the end of March. Yields for longer-term bonds rose less as inflation expectations remained relatively stable. The 30-year Treasury yield rose only 23 basis points from March 31 to end the period at 3.21%.

Yield Curve Flattening

The yield curve flattened 32 basis points during the period with the difference between the yield on the 30-year Treasury and 2-year treasury at just 38 basis points as of September 30, 2018. Short-term yields have been rising at a much faster pace than long-term yields due to the Federal Reserve (Fed) raising its target Fed Funds Rate, the contraction of the Fed’s balance sheet, and increased issuance of short maturity Treasury securities by the Treasury. To demonstrate how unusual this is note that the average steepness between the 2-year and 30-year Treasury bonds has been 193 basis points over the last 5 years.

The Fed raised its target range for the Fed Funds Rate twice during the six months ending September 30, 2018, and is on pace for four increases during 2018. At the most recent meeting in September, the Fed raised the upper end of the target range to 2.25%. The Fed Funds Rate is the rate at which banks lend excess reserves to other banks on an overnight basis. The Fed sets the target rate, which in turn is highly correlated with other short-term interest rates in fixed income markets. Both increases in the target rate were anticipated by the markets and were announced after FOMC meetings that had scheduled press conferences. Acknowledging that market participants deemed only FOMC meetings with scheduled press conferences as “live” for any shift in monetary policy, in January 2019, Fed Chairman Powell will begin hosting a press conference after each FOMC meeting instead of the current schedule of every other meeting.

The Federal Reserve’s balance sheet normalization program is also pressuring short-term rates higher as the Fed is no longer the dominant buyer of newly issued Treasury securities. The Federal Reserve began reducing its balance sheet in October 2017 as it began to remove the $2.5 trillion of excess reserves in the banking system through capping the reinvestment of principal payments received from its portfolio. The cumulative reduction of $295 billion since normalization began last year must be purchased in the market by other buyers. Since over 70% of the Treasuries purchased by the Fed had maturities of 7 years or less, short term yields must rise to entice buyers to fill the void.

Increased issuance of shorter maturity Treasury securities by the Treasury to finance the Federal budget deficit has exacerbated the supply/demand imbalance. The preliminary estimate by the Congressional Budget Office (CBO) for the fiscal 2018 budget deficit was $782 billion, $973 billion for fiscal 2019 and $1.0 trillion for fiscal 2020. In late 2017, the Treasury announced that skewing future issuance towards shorter maturity securities would lead to an opti-

mal mix of its debt portfolio. The result is an increased supply of short-term bonds, further pressuring short-term yields higher.

The movement higher for longer maturity yields was more subdued than that of shorter maturity yields during the six months ending September 30, 2018 due to both a temporary increase in demand for longer maturity bonds by pension plans and relatively stable inflation expectations. A provision in the Tax Cuts and Jobs Act of 2017 allowed pension plans to make a 2017 plan-year pension contribution by September 15, 2018 and receive the old 35% tax deduction instead of the 21% rate that became effective in 2018. Since pension plans have long dated liabilities, they typically purchase long maturity bonds in order to match cash flows and mitigate interest rate risk. The impact of this temporary increase in demand became evident as the yield on long-term bonds spiked higher once the deadline passed.

Domestic Developments

The U.S. economy is firing on all cylinders thanks, in large part, to pro growth fiscal policies. The combination of tax cuts and deregulation has contributed to a notable acceleration in U.S. economic growth; real GDP growth is on pace to possibly exceed 3.0% in 2018 versus an average annual growth rate of only 2.2% over the prior 5-year period. Inflation as measured by the year over year change in U.S. Personal Consumption Expenditures (PCE) has been hovering near 2.0% during the six month period ending September 30, 2018. However, the outlook for future inflation has been moving up over the last few months as expectations for higher wages increase and businesses pass higher input costs through to consumers.

The labor market is tight with the unemployment rate at a decades’ low of just 3.7% with labor shortages becoming increasingly obvious. The number of job openings currently exceeds the number of unemployed and over half of businesses state that there are few or no qualified applicants.

Earlier this year, President Trump escalated his international trade strategy with the goal of achieving fairer trade and lower tariffs overall. The United States, Mexico and Canada have agreed to replace the twenty-four year old North American Free Trade Agreement (NAFTA) with a more modernized pact known as the United States Mexico Canada Agreement (USMCA). We believe there will be more successes on trade because, generally speaking, our trading partners need us more than we need them.

Using China as an example, in 2017, the United States imported $523 billion of goods and services from China while only exporting $188 billion to China. China’s currency manipulation, tariffs, and treatment of intellectual property are seen as unfair trade practices by the United States and the rest of the world. The Trump administration is seeking a long-term shift in trade policy by China in order to close the trade deficit and make trade more fair for the United States overall. Although a prolonged conflict may be looming, the United States is much better positioned to weather a trade battle given its strong economy and lower reliance on international trade.

2	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Strategy

We anticipate the Fed to raise the target Fed Funds Rate an additional 0.25% at the current pace of every other FOMC meeting (once per quarter) until the target rate reaches a neutral rate of 3.0% next June. With the target Fed Funds Rate at neutral, or the rate that is seen as neither stimulative nor restrictive, the Fed can shift its emphasis to accelerating balance sheet normalization in order to reduce excess reserves in the banking system. The mechanism by which the Fed is setting the Fed Funds Rate is through paying banks interest on their excess reserves on deposit at the Fed (IOER). The IOER rate is currently set just below the top end of the target range for the Fed Funds Rate, currently 2.20%. Congress gave the Fed authority to pay banks interest on their excess reserves during the financial crisis, however, it never intended for the tool to be used as it is now for monetary policy. With excess reserves currently at $1.8 trillion, billions of dollars are being transferred from taxpayers to pay banks interest each year. Combined with the disincentive to lend created by the IOER, the Fed will be politically motivated to shrink its balance sheet and with it, excess reserves, as quickly as possible.

We expect the short end of the yield curve to continue to rise as the Fed raises the target Fed Funds Rate and contract its balance sheet in conjunction with the Treasury emphasizing the issuance of more short-term bonds to finance the deficit. We also expect the long-end of the yield curve to rise due to increasing inflationary pressures in the economy, particularly from the tight labor market. These forces may create a V-shaped yield curve with a low point around the 6- to 8-year part of the curve. We do not see this partial inversion of the yield curve as an indicator of a looming recession as economic activity is robust.

We have positioned the Funds to be resilient in the face of rising interest rates through defensive yield curve positioning and emphasizing income. The U.S. Government Securities Fund remains focused on seasoned, high coupon agency-backed mortgages which should continue to provide long-term income stability and principal preservation. The Sit Quality Income Fund continues to focus on shorter than benchmark duration securities using a combination of government securities, corporate bonds, and taxable municipal securities, including floating rate securities.

The tax-exempt fixed income strategy for both the Tax-Free Income Fund and Minnesota Tax-Free Income Fund will continue to focus heavily on the use of high coupon bonds and bonds structured with put, call, sinking fund, and prepayment provisions that provide regular cash flow. Our investment strategy focuses on income, which is the primary source of returns over longer periods of time. We believe that this will continue to deliver positive relative performance. We continue to focus on sectors and security structures that provide incremental yield, while using diversification to mitigate credit risk.

We appreciate your continued interest in the Sit family of funds.

With best wishes,

Roger J. Sit

Chairman and President Sit Mutual Funds

SEPTEMBER 30, 2018	3

Sit U.S. Government Securities Fund

OBJECTIVE & STRATEGY

The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issued, guaranteed or insured by the U.S. government or its agencies or its instrumentalities. Agency mortgage securities and U.S. Treasury securities are the principal holdings in the Fund. The mortgage securities that the Fund purchases consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), and Federal Home Loan Mortgage Corporation (FHLMC).

The Sit U.S. Government Securities Fund provided a return of +0.71% during the 6-month period ending September 30, 2018, compared to the return of the Bloomberg Barclays Intermediate Government Bond Index of -0.05%. The Fund’s 30-day SEC yield was 2.98% and its 12-month distribution rate was 1.92%.

During the 6-month period, the Fund benefited from the consistent relatively high level of income provided by its holdings in higher coupon government agency mortgages. The Fund reduces interest rate risk by using futures and options on Treasury securities. The use of futures and options was successful in providing stability to the Fund’s net asset value and contributed positively to the return. The Federal Reserve hiked the Fed Funds rate two times over the 6-month period as it continued to normalize monetary policy. In addition, the Federal Reserve allowed its balance sheet to shrink by up to $40 billion per month during the third quarter, and will increase that amount to up to $50 billion in October. The normalization coupled with a strong economic environment, caused treasury rates to rise across all maturities with short term rates outpacing long term rates. Federal Reserve Chairman Jerome Powell indicated that beginning in January 2019, the Federal Reserve will begin hosting a press conference after each Federal Open Market Committee meeting instead of every other meeting. Market participants had dismissed monetary policy shifts on non-press conference meetings, and with the additional press conferences the Federal Reserve can react more nimbly to incoming market data. We expect the Federal Reserve to maintain a methodical approach for normalizing its balance sheet and gradually raising interest rates over time until it reaches a neutral rate, which is expected to be around 3.00%. The Fund’s high coupon mortgages should continue to produce an income advantage in this environment as prepayments are likely to remain stable or potentially slow.

We continue to position the Fund defensively against rising short-term interest rates while maintaining the Fund’s focus on seasoned,

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays Intermediate Government Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg Barclays Intermediate Government Bond Index is a sub-index of the Bloomberg Barclays Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Barclays Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

high coupon agency mortgage securities which provide a high level of income with relatively stable prices. This high level of income and stability of principal has been a fundamental focus of the Fund since its inception.

Michael C. Brilley          Bryce A. Doty, CFA

Senior Portfolio Managers

Mark H. Book, CFA

Portfolio Manager

4	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2018

	Sit U.S.	Bloomberg	Lipper
	Government	Barclays	U.S.
	Securities	Inter. Gov’t	Gov’t Fund
	Fund	Bond Index[1]	Index[2]
Six Months	0.71%	-0.05%	n/a
One Year	0.81	-1.18	-1.28%
Five Years	1.22	0.93	1.62
Ten Years	2.30	2.22	3.05
Since Inception (6/2/87)	5.19	5.32	5.19

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1 The Bloomberg Barclays Intermediate Government Bond Index is a sub-index of the Bloomberg Barclays Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Barclays Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Based on total net assets as of September 30, 2018. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/18:	$10.77 Per Share
Net Asset Value 3/31/18:	$10.80 Per Share
Total Net Assets:	$472.9 Million
Effective Duration[3]:	2.1 Years

3 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

ESTIMATED AVERAGE LIFE

0-1 Year	1.6%
1-5 Years	96.0
5-10 Years	2.4

The table represents the Adviser’s estimates of the dollar weighted average life of the portfolio’s securities, which differ from their stated maturities. The Fund’s average stated maturity was 18.4 years as of September 30, 2018.

SEPTEMBER 30, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 40.9%
Federal Home Loan Mortgage Corporation - 7.0%
203,086	4.00	7/1/25	207,825
1,132,648	5.00	5/1/42	1,216,768
1,233,727	5.00	9/1/43	1,329,945
54,984	5.82	10/1/37	59,297
731,983	6.50	11/1/27	809,773
562,405	6.50	12/1/34	616,991
2,193,126	6.50	11/1/35	2,426,196
255,844	6.88	2/17/31	280,355
68,677	7.00	8/1/27	70,647
25,235	7.00	10/1/27	25,334
1,054,264	7.00	4/1/28	1,130,135
8,327,040	7.00	12/1/31	9,161,206
516,076	7.00	2/1/37	558,525
6,750,527	7.00	10/1/37	7,789,882
3,060,625	7.00	10/1/38	3,480,854
734,963	7.00	1/1/39	828,487
88,756	7.38	12/17/24	93,119
111,208	7.50	1/1/31	114,669
621,641	7.50	1/1/32	686,848
390,597	7.50	8/1/32	413,909
61,364	7.50	10/1/38	64,948
13,284	7.95	10/1/25	13,314
16,102	7.95	11/1/25	16,136
77,784	8.00	5/1/31	82,494
76,722	8.00	11/1/36	85,807
157,010	8.00	1/1/37	182,100
233,032	8.50	12/1/21	243,667
195,217	8.50	6/20/27	219,312
42,549	8.50	12/1/29	45,579
114,835	8.50	3/1/31	128,502
16,719	9.00	11/1/25	17,033
50,569	9.00	3/20/27	50,811
157,232	9.00	2/17/31	156,479
139,275	9.00	5/1/31	152,140
37,650	9.50	12/17/21	37,408
6,722	10.00	9/1/20	6,757
11,754	10.00	3/1/21	11,823
46,251	10.00	3/17/25	46,124
12,245	10.00	3/25/25	12,209
32,079	10.00	7/1/30	32,692
6,262	10.50	6/1/19	6,289
1,709	11.00	8/25/20	1,721

			32,914,110

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Federal National Mortgage Association - 19.9%
5,805,893	4.50	4/1/48		6,080,714
854,039	5.50	12/1/32		898,001
419,133	5.50	6/1/33		438,432
126,846	5.61	11/1/22		126,793
953,131	5.93	5/1/35		987,307
2,838,918	5.96	6/1/28		3,165,737
769,371	6.00	11/1/34		847,133
194,404	6.00	5/1/37		210,266
99,240	6.00	9/1/37		104,100
260,590	6.00	11/1/37		269,278
2,435,682	6.00	4/1/38		2,680,218
2,609,764	6.00	3/1/41		2,873,600
8,072,799	6.00	5/1/41		8,884,108
2,516,305	6.09	11/1/43		2,709,866
17,350	6.50	1/1/22		17,667
2,170,413	6.50	2/1/29		2,379,511
359,051	6.50	3/1/29		375,334
5,313,837	6.50	12/1/30		5,841,836
397,949	6.50	6/1/31		437,037
65,806	6.50	8/1/34		69,897
1,123,255	6.50	12/1/36		1,231,470
313,986	6.50	1/1/39		328,603
5,773,003	6.50	4/1/39		6,386,924
5,233,434	6.50	6/1/40		5,851,442
1,903,270	6.50	9/1/40		2,172,452
1,370,589	6.75	6/1/32		1,532,931
35,460	1 Mo. Libor + 2.28, 6.95%	8/1/21	[1]	34,619
1,331,598	6.95	6/1/40		1,444,374
100,985	7.00	9/1/21		102,703
112,990	7.00	3/1/22		116,570
155,068	7.00	6/1/22		160,092
62,180	7.00	1/1/24		64,594
39,531	7.00	2/1/26		41,053
90,544	7.00	9/1/27		94,217
46,950	7.00	10/1/27		49,454
215,916	7.00	11/1/27		235,750
41,564	7.00	1/1/28		43,739
43,174	7.00	10/1/32		46,182
5,358,450	7.00	12/1/32		6,085,368
104,768	7.00	7/1/33		112,873
3,138,596	7.00	12/1/33		3,544,545
137,467	7.00	7/1/34		151,954
670,985	7.00	3/1/37		763,795
1,005,751	7.00	10/1/37		1,126,473
40,044	7.00	12/1/37		42,409
776,431	7.00	11/1/38		905,846
8,252,717	7.00	3/1/39		9,459,438
935,125	7.00	5/1/39		1,054,300
1,904,925	7.00	1/1/40		2,153,489
642,503	7.00	9/1/47		686,838
39,504	7.50	6/1/22		40,718
20,043	7.50	8/1/22		20,368

See accompanying notes to financial statements.

6	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

36,346	7.50	12/1/22	37,064
39,771	7.50	3/1/23	40,206
201,904	7.50	4/1/32	218,223
10,794	7.50	8/1/32	10,965
107,228	7.50	1/1/34	115,129
1,117,908	7.50	10/1/37	1,304,015
2,020,115	7.50	11/1/38	2,294,004
23,864	7.61	7/20/30	24,080
77,479	8.00	10/1/23	79,803
287,920	8.00	6/1/25	304,468
8,646	8.00	7/20/28	8,719
114,927	8.00	2/1/31	128,136
97,953	8.00	1/1/32	106,796
348,694	8.00	11/1/37	389,394
370,403	8.00	3/1/38	427,652
122,786	8.08	11/15/31	134,670
8,357	8.33	7/15/20	8,500
90,105	8.50	11/1/26	94,094
114,415	8.50	3/1/28	124,848
76,052	8.50	10/1/28	85,827
39,103	8.50	11/1/28	42,756
234,125	8.50	4/1/29	256,921
50,341	8.50	10/1/29	50,786
110,966	8.50	7/1/30	123,145
72,914	8.50	8/1/30	85,529
266,936	8.50	4/1/32	312,756
360,836	8.50	1/1/37	407,375
25,746	9.00	9/1/24	26,003
14,146	9.00	6/15/25	14,347
55,035	9.00	6/1/30	59,598
48,155	9.00	7/1/30	49,462
35,264	9.00	10/1/30	38,325
177,558	9.00	2/1/31	199,495
22,382	9.00	7/1/31	22,436
71,639	9.00	10/1/31	81,896
80,503	9.00	8/1/37	89,122
24,191	9.00	1/1/38	24,387
188,669	9.00	2/1/38	206,404
30,299	9.01	5/15/28	30,922
24,181	9.08	8/20/25	24,623
10,009	9.24	3/15/22	10,129
17,323	9.50	3/1/20	17,621
21,539	9.50	7/1/20	22,112
511	9.50	12/15/20	516
1,356	9.50	4/15/21	1,401
25,505	9.50	8/1/24	25,806
9,734	9.50	5/1/27	9,736
178,402	9.50	5/1/29	201,840
40,573	9.50	4/1/30	45,074
168,056	9.50	8/1/31	187,987
1,855	10.00	8/15/20	1,875
53,820	10.00	2/1/28	59,143
161,220	10.00	6/1/30	181,614

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

5,338	10.50	6/1/28		5,355
654	10.94	7/15/20		659

				94,336,167

Government National Mortgage Association - 13.0%
270,699	4.00	12/15/24		276,026
714,394	4.00	10/20/30		732,884
11,369,378	4.00	8/20/31		11,663,579
1,007,779	4.00	12/20/31		1,033,900
942,342	4.25	10/20/31		976,853
525,772	4.25	3/20/37		545,071
2,533,267	4.75	9/20/31		2,679,131
98,196	5.50	9/15/25		104,734
1,329,490	5.50	5/15/29		1,418,322
3,030,597	5.75	2/15/29		3,256,980
963,864	5.75	10/20/31		1,042,996
676,987	6.00	9/15/33		735,895
2,155,468	6.00	12/15/40		2,328,826
548,485	6.00	2/20/47		588,013
5,495,192	6.00	7/20/47		5,878,045
87,533	6.25	12/15/23		95,601
974,586	6.25	4/15/29		1,064,820
186,614	6.50	11/15/23		195,174
345,405	6.50	4/15/24		362,010
1,113,956	6.50	2/20/28		1,233,388
656,900	6.50	2/20/29		696,045
1,274,851	6.50	11/20/29		1,409,869
4,064,598	6.50	2/15/35		4,494,219
17,569	6.50	12/20/38		17,967
393,273	6.50	1/20/39		438,120
291,769	6.50	2/20/39		327,912
442,461	6.50	4/20/39		484,868
653,018	6.50	6/20/39		724,276
926,485	6.50	8/20/39		1,031,548
598,578	6.50	4/20/43		662,832
6,502,220	7.00	8/15/29		7,230,015
6,747,566	7.00	10/15/29		7,517,734

				61,247,653

Small Business Administration - 1.0%
1,509,925	5.33	8/25/36		1,557,382
3,303,443	5.33	9/25/36		3,399,859

				4,957,241

Total Mortgage Pass-Through Securities (cost: $196,795,073)				193,455,171

U.S. Treasury / Federal Agency Securities - 1.6%
United States Treasury Strip Principal:
10,000,000	2.91	11/15/27	[6]	7,589,681

Total U.S. Treasury / Federal Agency Securities (cost: $7,682,118)

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Collateralized Mortgage Obligations - 53.9%
Federal Home Loan Mortgage Corporation - 13.8%
670,809	5.00	2/15/23		694,876
2,097,278	5.54	7/25/32	[1]	2,201,075
672,292	5.55	5/15/38	[1]	711,023
7,471	6.00	9/15/21		7,654
1,683,081	6.00	1/15/33		1,867,223
3,034,100	6.00	9/15/42		3,350,761
42,129	6.25	5/15/29		44,688
10,167	6.50	12/15/21		10,177
193,082	6.50	9/15/23		203,260
72,880	6.50	3/15/24		77,389
24,043	6.50	2/15/30		26,629
1,285,386	6.50	8/15/31		1,436,847
422,431	6.50	1/15/32		469,646
97,113	6.50	3/15/32		107,250
527,121	6.50	6/25/32		570,506
162,437	6.50	7/15/32		175,591
7,010,537	6.50	5/15/33		7,699,101
1,179,655	6.50	5/15/35		1,307,379
671,634	6.50	8/15/39		746,176
757,642	6.50	2/25/43		848,662
700,184	6.50	3/25/43		770,275
837,916	6.50	7/25/43		934,048
642,690	6.50	9/25/43	[1]	713,549
719,994	6.50	10/25/43		818,130
5,876,207	6.50	8/15/45		6,732,955
26,381	6.70	9/15/23		27,972
207,451	6.95	3/15/28		223,452
65	7.00	12/15/20		65
3,747	7.00	3/15/21		3,797
40,185	7.00	10/15/22		42,072
11,666	7.00	11/15/22		12,157
405,095	7.00	3/25/23		422,408
16,699	7.00	4/15/23		17,574
71,205	7.00	7/15/23		74,977
112,817	7.00	1/15/24		119,781
92,976	7.00	3/15/24		98,364
123,389	7.00	8/15/25		132,315
112,534	7.00	9/15/26		121,293
174,257	7.00	6/15/29		190,477
1,401,337	7.00	8/15/29		1,473,829
514,477	7.00	10/20/29		574,087
1,058,582	7.00	11/15/29		1,096,791
2,485,250	7.00	12/15/29		2,554,491
146,817	7.00	1/15/30		161,962
331,791	7.00	10/15/30		370,436
186,483	7.00	7/15/31		205,487
144,639	7.00	4/15/32		157,640
787,280	7.00	5/15/32		874,185
4,254,636	7.00	8/15/41		4,569,317
2,498,465	7.00	2/25/43		2,791,094
891,940	7.00	3/25/43		985,344

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

1,027,503	7.00	7/25/43		1,168,379
2,045,044	7.00	9/25/43		2,323,246
38,607	7.50	10/15/21		40,047
104,931	7.50	7/15/22		109,555
181,368	7.50	3/15/23		191,725
647,807	7.50	4/15/23		686,913
79,687	7.50	9/20/26		88,052
375,223	7.50	3/15/28		416,137
444,705	7.50	9/15/29		498,464
188,247	7.50	12/15/29		207,480
264,480	7.50	6/15/30		297,744
290,293	7.50	8/15/30		319,809
514,402	7.50	9/15/30		583,027
144,023	7.50	11/15/30		160,685
3,391,300	7.50	6/15/34		3,869,052
1,328,792	7.50	8/25/42	[1]	1,529,500
1,010,379	7.50	9/25/43		1,142,048
52,063	8.00	7/15/21		52,857
728,322	8.00	2/15/23		773,042
54,147	8.00	4/25/24		57,812
170,588	8.00	2/15/27		190,695
190,174	8.00	11/20/29		215,170
250,040	8.00	1/15/30		284,270
13,057	8.25	6/15/22		13,914
33,312	8.30	11/15/20		34,611
12,367	8.50	10/15/22		12,684
140,725	8.50	3/15/25		156,326
36,825	8.50	3/15/32		40,826
502	9.15	10/15/20		516
5,135	9.50	2/15/20		5,158

				65,295,981

Federal National Mortgage Association - 25.4%
886,988	3.70	8/25/43	[1]	897,239
372,149	4.55	6/25/43		381,549
1,028,547	5.00	6/25/43		1,064,298
835,311	5.36	6/25/42		885,314
579,350	5.50	9/25/33		608,972
4,376,580	5.50	6/25/40		4,794,070
1,611,645	5.59	12/25/53	[1]	1,754,275
1,081,697	5.81	8/25/43		1,138,478
1,158,140	5.93	12/25/42	[1]	1,249,068
2,470,496	6.00	5/25/30		2,682,922
3,300,303	6.00	5/25/36		3,627,303
2,823,384	6.00	11/25/43		3,047,618
290,107	6.00	8/25/45		312,288
3,687,466	6.00	2/25/48		4,155,294
2,014,560	6.05	2/25/44		2,238,331
1,295,503	6.34	8/25/47	[1]	1,371,970
339,587	6.50	8/20/28		355,905
178,276	6.50	3/25/32		196,077
436,031	6.50	6/25/32		481,942
354,845	6.50	7/25/36		397,631
146,702	6.50	9/25/36		157,528

See accompanying notes to financial statements.

8	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

316,905	6.50	3/25/42		346,541
2,028,134	6.50	5/25/42		2,217,591
6,044,929	6.50	7/25/42		6,637,016
428,441	6.50	9/25/42		468,897
920,703	6.50	11/25/42		1,002,280
4,748,812	6.50	7/25/44		5,166,994
572,553	6.58	9/25/37	[1]	610,066
1,056,187	6.66	7/25/37	[1]	974,645
401,202	6.68	2/25/45	[1]	447,582
4,387,447	6.75	6/25/32		4,881,139
750,432	6.75	4/25/37		811,388
111,257	6.85	12/18/27		120,839
2,849	7.00	1/25/21		2,914
11,802	7.00	7/25/22		12,278
23,237	7.00	11/25/22		24,405
43,477	7.00	12/25/22		46,086
30,511	7.00	6/25/23		31,983
842,261	7.00	4/25/24		886,170
271,189	7.00	9/18/27		294,214
4,990,785	7.00	5/25/31		5,558,830
403,882	7.00	9/25/40		460,773
614,547	7.00	10/25/41		674,436
359,386	7.00	11/25/41		404,739
2,259,252	7.00	12/25/41		2,532,034
1,206,656	7.00	1/25/42		1,339,391
1,291,493	7.00	7/25/42		1,438,050
2,089,949	7.00	10/25/42	[1]	2,236,571
3,243,111	7.00	2/25/44		3,601,066
154,739	7.00	8/25/44		173,100
544,743	7.04	8/25/37	[1]	562,422
45,290	7.50	8/20/27		49,911
306,113	7.50	10/25/40		337,127
854,852	7.50	11/25/40		937,236
330,755	7.50	2/25/41		371,325
915,340	7.50	6/19/41	[1]	1,013,536
1,987,225	7.50	7/25/41		2,242,972
1,352,883	7.50	8/25/41		1,525,902
4,020,558	7.50	10/25/41		4,645,501
327,161	7.50	11/25/41		370,129
663,370	7.50	1/25/42		747,837
3,192,205	7.50	2/25/42	[1]	3,431,598
4,422,919	7.50	5/25/42		5,052,801
492,344	7.50	6/25/42		547,729
3,974,755	7.50	8/25/42	[1]	4,557,339
1,465,907	7.50	2/25/44		1,665,993
917,674	7.50	3/25/44		1,004,478
1,024,185	7.50	5/25/44		1,170,153
69,012	7.50	10/25/44		77,305
6,310,039	7.50	1/25/48		7,173,323
63,807	8.00	7/25/22		67,480
74,463	8.00	7/18/27		82,344
616,754	8.00	7/25/44		690,682

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

871,248	8.02	11/25/37	[1]	991,013
467,963	8.13	11/25/37	[1]	532,572
65,401	8.25	10/25/42	[1]	77,975
18,567	8.50	1/25/21		18,812
12,167	8.50	9/25/21		12,642
18,272	8.50	1/25/25		19,903
716,720	8.50	6/25/30		819,592
5,016	8.70	12/25/19		5,118
944	8.75	9/25/20		980
8,054	8.95	10/25/20		8,372
471	9.00	7/25/19		471
3,731	9.00	12/25/19		3,812
577	9.00	3/25/20		593
19,621	9.00	5/25/20		20,276
1,398	9.00	6/25/20		1,447
1,155	9.00	7/25/20		1,193
4,343	9.00	9/25/20		4,527
4,908	9.00	10/25/20		5,098
65,310	9.00	1/25/21		68,223
12,790	9.00	8/25/22		13,867
93,335	9.00	11/25/28		103,394
505,029	9.00	6/25/30		595,718
87,588	9.00	10/25/30		103,085
1,855	9.25	1/25/20		1,880
197,703	9.34	6/25/32	[1]	220,017
5,763	9.50	3/25/20		5,953
826	9.50	4/25/20		850
8,188	9.50	11/25/20		8,544
108,743	9.50	11/25/31		123,980
302,387	9.50	12/25/41		352,726
13,348	9.60	3/25/20		13,733
1,508,088	10.63	9/25/42	[1]	1,874,266
484,076	11.10	6/25/44	[1]	538,727
26,096	22.45	3/25/39	[1]	35,066

				120,109,638

Government National Mortgage Association - 12.4%
500,000	5.50	9/20/39		562,844
3,660,361	5.53	11/20/45	[1]	3,943,862
7,772,801	5.67	4/20/40	[1]	8,525,000
1,140,481	5.99	11/20/43	[1]	1,228,158
263,926	6.00	12/16/29		283,585
2,855,691	6.00	11/20/33		3,083,854
483,524	6.00	12/20/35		533,843
529,291	6.00	3/20/42		577,606
1,064,989	6.00	6/20/43		1,145,544
1,469,685	6.00	2/20/46		1,622,843
2,928,049	6.13	1/20/39	[1]	3,262,635
1,420,088	6.13	10/20/40	[1]	1,558,569
2,603,749	6.28	12/20/40	[1]	2,860,450
3,800,555	6.28	12/20/42	[1]	4,276,581
645,795	6.40	4/20/37	[1]	703,875
385,902	6.50	5/16/32		426,413
1,575,460	6.50	7/20/32		1,664,551

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

327,653	6.50	9/16/38		357,608
3,456,532	6.51	6/20/41	[1]	3,836,587
1,133,915	6.55	7/20/39	[1]	1,266,905
1,792,387	6.65	9/20/44	[1]	2,009,062
646,389	6.66	4/20/39	[1]	727,645
169,766	6.85	3/16/41	[1]	179,554
1,681,399	6.90	8/20/40	[1]	1,905,913
1,157,598	6.98	6/20/45	[1]	1,295,018
769,593	7.00	6/20/26		769,701
191,460	7.00	9/16/33		216,223
671,731	7.00	5/20/42		748,928
1,088,839	7.14	12/20/33	[1]	1,221,123
2,261,928	7.29	8/20/38	[1]	2,523,517
821,526	7.49	7/16/24		913,252
2,968,469	7.49	7/20/44	[1]	3,321,226
65,928	7.50	5/16/27		65,861
899,831	9.00	3/16/30		899,716

				58,518,052

Vendee Mortgage Trust - 2.3%
2,739,664	6.50	8/15/31		3,027,588
1,294,448	6.50	10/15/31		1,427,856
1,106,025	6.75	2/15/26		1,201,851
1,825,650	6.78	3/15/25	[1]	2,007,416
1,167,109	7.00	3/15/28		1,281,318
212,976	7.25	9/15/22		217,461
416,115	7.25	9/15/25		453,795
327,579	7.75	5/15/22		344,712
568,832	7.75	9/15/24		611,209
198,163	8.00	2/15/25		219,108
120,425	8.29	12/15/26		133,285

				10,925,599

Total Collateralized Mortgage Obligations (cost: $259,394,004)				254,849,270

Asset-Backed Securities - 2.0%

Federal Home Loan Mortgage Corporation - 0.3%
800	6.09	9/25/29	[1]	777
1,415,633	7.16	7/25/29		1,527,187

				1,527,964

Federal National Mortgage Association - 0.5%
18,200	1 Mo. Libor + 0.34, 2.56%	11/25/32	[1]	17,821
538,984	4.68	9/26/33	[14]	584,791
177,883	5.00	10/25/33	[14]	178,946
1,214,951	5.75	2/25/33	[14]	1,241,154
4,605	6.47	10/25/31	[14]	4,756
23,242	6.50	5/25/32	[14]	23,463
267,090	6.59	10/25/31	[14]	282,206
1,582	6.83	7/25/31	[14]	1,562
9,114	7.80	6/25/26	[1]	10,041

				2,344,740

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Small Business Administration - 1.2%
2,319,629	5.87	7/1/28	2,431,700
1,944,504	6.02	8/1/28	2,053,010
353,275	7.13	10/1/20	357,624
281,848	7.33	8/1/20	286,562
255,255	8.03	5/1/20	259,791

			5,388,687

Total Asset-Backed Securities (cost: $9,337,995)			9,261,391

Total Investments in Securities - 98.4% (cost: $473,209,190)			465,155,513

Call Options Written [10,19] - (0.1%) (premiums received: $402,038)			(255,859)

Other Assets and Liabilities, net - 1.7%			8,045,824

Total Net Assets - 100.0%			$472,945,478

[1]	Variable rate security. Rate disclosed is as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[10]	The amount of $6,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2018.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2018.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

10	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

(19)	Options outstanding as of September 30, 2018 were as follows:

		Exercise	Expiration		Notional	Cost/
Description	Contracts	Price ($)	Date	Counterparty	Amount ($)	Premiums ($)	Value ($)

Call Options Written - U.S. Treasury Futures:
5-Year	(750)	112.75	November 2018	Societe Generale	84,562,500	(196,912)	(99,609)
2-Year	(1,000)	105.38	November 2018	Societe Generale	210,750,000	(205,126)	(156,250)

						(402,038)	(255,859)

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)

Assets
Mortgage Pass-Through Securities	—	193,455,171	—	193,455,171
U.S. Treasury / Federal Agency Securities	—	7,589,681	—	7,589,681
Collateralized Mortgage Obligations	—	254,849,270	—	254,849,270
Asset-Backed Securities	—	9,261,391	—	9,261,391

	—	465,155,513	—	465,155,513

Liabilities
Call Options Written	(255,859)	—	—	(255,859)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	11

Sit Quality Income Fund

OBJECTIVE & STRATEGY

The objective of the Quality Income Fund is to provide high current income and safety of principal, which it seeks to attain by investing at least 80% of its assets in debt securities issued by the U.S. government and its agencies, debt securities issued by corporations and, mortgage and other asset-backed securities. The Fund invests at least 50% of its assets in U.S. government debt securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

The Sit Quality Income Fund provided a return of +0.82% during the 6-month period ending September 30, 2018, compared to the return of the Bloomberg Barclays 1-3 Year Government/Credit Bond Index of +0.61%. The Fund’s 30-day SEC yield was 2.33% and its 12-month distribution rate was 1.61%.

The primary goal of the Fund is to maintain a high credit quality portfolio with stable principal values, while generating a relatively high level of income. During the period, the Fund benefited from the income advantage produced by its holdings in non-agency residential mortgage, corporate, and taxable municipal securities. Non-agency residential mortgages outperformed as higher home prices increased demand for these securities. Taxable municipal securities underperformed as the income advantage was not enough to offset the price weakness due to the securities’ longer duration. Corporate securities outperformed as the Fund invests in several floating rate securities which saw increases in coupon payments. The Fund reduces interest rate risk by using futures and options on Treasury securities. The use of futures and options was successful in providing stability to the Fund’s net asset value and contributed positively to the return.

The Federal Reserve hiked the Fed Funds rate two times over the 6-month period as it continued to normalize monetary policy. The Federal Reserve’s balance sheet has been declining as it has allowed up to $40 billion to roll off each month in the third quarter. Treasury yields rose across the curve with short-term rates outpacing long term rates. We expect this trend to continue as the Federal Reserve continues to reduce the balance sheet and increase the Fed Funds rate to a more neutral rate, which is anticipated to be around 3.00%. We expect the Federal Reserve to maintain a methodical approach for normalizing its balance sheet and gradually raising interest rates over time.

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 1-3 Year Government/Credit Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1  The Bloomberg Barclays 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

We have positioned the Fund defensively, in both credit quality and interest rate sensitivity to maximize return potential while preserving principal. We focus on a mix of Treasury, agency and credit sectors that provide relatively high levels of income and stable prices.

Michael C. Brilley	Mark H. Book, CFA
Bryce A. Doty, CFA	Chris M. Rasmussen, CFA
Senior Portfolio Managers	Portfolio Managers

12	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

  COMPARATIVE RATES OF RETURNS

  as of September 30, 2018

	Sit Quality Income Fund	Bloomberg Barclays 1-3 Year Government/Credit Index[1]	Lipper Short Investment Grade Bond Index[2]
Six Months	0.82%	0.61%	n/a
One Year	0.90	0.20	0.77%
Five Years	0.65	0.83	1.29
Since Inception (12/31/12)	0.63	0.80	1.17

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for the periods greater than one year are compounded average annual rates of return.

1  The Bloomberg Barclays 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

U.S. Treasury/Federal Agency Securities	41.0%
Mortgage Pass-Through (Agency)	14.8
Asset-Backed (Non-Agency)	14.0
Corporate Bonds	13.7
Taxable Municipal Bonds	7.3
Collateralized Mortgage Obligations (Non-Agency)	7.0
Other Net Assets	2.2

Based on total net assets as of September 30, 2018. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/18:	$9.77 Per Share
Net Asset Value 3/31/18:	$9.78 Per Share
Total Net Assets:	$81.3 Million
Average Maturity:	9.6 Years
Effective Duration[3]:	0.9 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

SEPTEMBER 30, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 15.9%
Agency - 1.9%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	761,784	2.56	5/28/35	743,527
FNMA REMICS, Series 2001-W2, Class AS5 [14]	5,703	6.47	10/25/31	5,890
Small Business Administration, Series 2000-20D	57,602	7.47	4/1/20	58,430
Small Business Administration, Series 2006-20D, Class 1	332,442	5.64	4/1/26	342,854
Small Business Administration, Series 2007-20B, Class 1	173,666	5.49	2/1/27	179,552
Small Business Administration, Series 2007-20J, Class 1	220,159	5.57	10/1/27	227,301

				1,557,554

Non-Agency - 14.0%
Aegis Asset Backed Securities Corp., Series 2003-2, Class M1, 1 Mo. Libor + 1.13% [1]	747,206	3.34	11/25/33	744,874
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	473,486	3.50	6/28/57	470,523
Bear Stearns Asset Backed Securities I Trust, Series 2005-AQ2, Class A3, 1 Mo. Libor + 0.36% [1]	172,521	2.58	9/25/35	172,578
Bear Stearns Asset Backed Securities Trust, Series 2005-SD2, Class 1A2, 1 Mo. Libor + 0.47% [1]	1,313	2.69	3/25/35	1,313
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	103,970
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	315,991
Centex Home Equity Loan Trust, Series 2004-D, Class AF6 [14]	13,752	5.17	9/25/34	13,916
CIT Home Equity Loan Trust, Series 2003-1, Class A6 [14]	9,335	4.56	10/20/32	9,404
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3 [14]	182,244	5.12	2/25/35	183,122
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class B [4]	500,000	3.94	7/15/27	498,868
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE1, Class M3, 1 Mo. Libor + 0.65% [1]	257,774	2.87	2/25/32	256,680
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1 Mo. Libor + 0.60% [1]	700,000	2.76	12/15/26	705,786
Fairway Outdoor Funding, LLC, Series 2012-1A, Class A2 [4]	498,795	4.21	10/15/42	499,598
First Alliance Mortgage Loan Trust, Series 1997-4, Class A2 [14]	292,605	7.63	4/20/29	295,185
GSAMP Trust, Series 2004-FM1, Class M1, 1 Mo. Libor + 0.98% [1]	213,942	3.19	11/25/33	211,445
Hertz Vehicle Financing II LP, Series 2018-1A, Class A [4]	750,000	3.29	2/25/24	729,431
IrwinWhole Loan Home Equity Trust, Series 2003-B, Class M, 1 Mo. Libor + 2.00% [1]	63,235	4.22	11/25/32	63,266
Irwin Whole Loan Home Equity Trust, Series 2005-A, Class M1, 1 Mo. Libor + 0.86% [1]	667,868	3.07	6/25/34	664,998
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	404,468	2.75	1/25/61	395,048
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 [1]	5,851	5.10	11/25/33	5,971
New Residential Mortgage Loan Trust, Series 2017-6A, Class A1 1, [4]	241,594	4.00	8/27/57	242,327
New Residential Mortgage Trust, 2018-1A, Class A1A 1, [4]	482,622	4.00	12/25/57	484,735
NovaStar Mortgage Funding Trust, Series 2004-2, Class M2, 1 Mo. Libor + 1.02% [1]	44,812	3.24	9/25/34	44,840
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A3 [4]	1,000,000	2.82	6/10/21	996,140
OSCAR US Funding Trust VI, LLC, Series 2017-1A, Class A4 [4]	940,000	3.30	5/10/24	935,375
OSCAR US Funding Trust VII, LLC, Series 2017-2A, Class A3 [4]	780,000	2.45	12/10/21	768,834
OSCAR US Funding Trust VIII, LLC, Series 2018-1A, Class A2B, 1 Mo. Libor + 0.49% 1, [4]	950,370	2.62	4/12/21	950,807
OSCAR US Funding Trust, Series 2014-1A, Class A4 [4]	98,538	2.55	12/15/21	98,348
RAAC Trust, Series 2006-RP2, Class A, 1 Mo. Libor + 0.25% 1, [4]	13,349	2.47	2/25/37	13,344
World Omni Auto Receivables Trust, Series 2018-A, Class B	500,000	2.89	4/15/25	492,357

				11,369,074

Total Asset-Backed Securities (cost: $13,030,999)				12,926,628

Collateralized Mortgage Obligations - 31.7%
Agency - 24.7%
FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class A2	98,503	4.22	3/25/20	99,823
FHLMC Multifamily Structured Pass Through Certificates, Series K716, Class A2	2,000,000	3.13	6/25/21	1,996,855
FHLMC Multifamily Structured Pass Through Certificates, Series K727, Class A2	293,000	2.95	7/25/24	287,558
FHLMC Multifamily Structured Pass Through Certificates, Series K728, Class A2 [1]	2,000,000	3.06	8/25/24	1,973,551
FHLMC Multifamily Structured Pass Through Certificates, Series K729, Class A2	1,500,000	3.14	10/25/24	1,483,751

See accompanying notes to financial statements.

14	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
FHLMC Multifamily Structured Pass Through Certificates, Series K730, Class A2	1,500,000	3.59	1/25/25	1,519,032
FHLMC REMICS, Series 2528, Class KM	48,870	5.50	11/15/22	50,796
FHLMC REMICS, Series 3104, Class BY	154,567	5.50	1/15/26	163,379
FHLMC REMICS, Series 3614, Class QA	156,411	4.00	5/15/24	156,823
FHLMC REMICS, Series 3806, Class JA	405,230	3.50	2/15/26	405,520
FHLMC REMICS, Series 4759, Class NA	963,251	3.00	8/15/44	945,378
FHLMC REMICS, Series 4776, Class QG	973,380	3.00	9/15/42	955,779
FNMA ACES, Series 2009-M1, Class A2	265,429	4.29	7/25/19	265,974
FNMA ACES, Series 2013-M14, Class A2 [1]	333,029	3.33	10/25/23	334,573
FNMA ACES, Series 2013-M9, Class A2 [1]	1,222,131	2.39	1/25/23	1,179,956
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	637,225	3.70	8/25/43	644,590
FNMA REMICS, Series 2003-52, Class NA	61,917	4.00	6/25/23	62,624
FNMA REMICS, Series 2005-19, Class PA	55,414	5.50	7/25/34	56,351
FNMA REMICS, Series 2005-68, Class PC	12,462	5.50	7/25/35	12,664
FNMA REMICS, Series 2008-65, Class CD	35,215	4.50	8/25/23	35,422
FNMA REMICS, Series 2009-13, Class NX	160,250	4.50	3/25/24	161,276
FNMA REMICS, Series 2009-71, Class MB	57,551	4.50	9/25/24	59,271
FNMA REMICS, Series 2009-88, Class DA	10,365	4.50	10/25/20	10,395
FNMA REMICS, Series 2011-16, Class GE	2,272	2.75	3/25/26	2,266
FNMA REMICS, Series 2011-46, Class A	8,178	3.00	5/25/24	8,169
FNMA REMICS, Series 2012-19, Class GH	40,550	3.00	11/25/30	40,414
FNMA REMICS, Series 2013-74, Class AD	227,949	2.00	7/25/23	223,573
FNMA REMICS, Series 2017-97, Class DP	1,124,443	3.50	10/25/46	1,113,156
FNMA REMICS, Series 2018-1, Class TE	774,149	3.50	3/25/44	771,084
FNMA REMICS, Series 2018-25, Class AG	809,699	3.50	4/25/47	806,342
FREMF Multifamily Aggregation Risk Transfer Trust, Series 2017-KT01, Class A, 1 Mo. Libor + 0.32% [1]	1,000,000	2.53	2/25/20	1,001,400
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, 1 Mo. Libor + 2.96% [1]	995,293	2.96	11/25/37	983,394
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, 1 Mo. Libor + 2.89% [1]	895,344	2.89	12/25/37	880,980
GNMA, Series 2011-29, Class JA	26,314	4.50	4/20/40	26,469
NCUA Guaranteed Notes Trust, Series 2010-R1, Class 1A, 1 Mo. Libor + 0.45% [1]	215,216	2.53	10/7/20	215,881
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 2A, 1 Mo. Libor + 0.56% [1]	1,033,363	2.68	12/8/20	1,038,462
Vendee Mortgage Trust, Series 1993-1, Class ZB	93,161	7.25	2/15/23	99,583

				20,072,514

Non-Agency - 7.0%
COLT Mortgage Loan Trust, Series 2017-1, Class A1 [1,4]	201,263	2.61	5/27/47	199,714
COLT Mortgage Loan Trust, Series 2017-2, Class A2A [1,4]	270,248	2.57	10/25/47	268,532
COMM Mortgage Trust, Series 2014-CR21, Class A1	168,664	1.49	12/10/47	167,746
GSR Mortgage Loan Trust, Series 2005-5F, Class 8A1, 1 Mo. Libor + 0.50% [1]	47,340	2.72	6/25/35	45,210
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A1 [1]	251,393	4.42	11/21/34	258,312
MASTR Alternative Loan Trust, Series 2003-4, Class 2A1	76,266	6.25	6/25/33	79,228
MASTR Alternative Loan Trust, Series 2003-5, Class 4A1	114,832	5.50	7/25/33	119,813
MASTR Alternative Loan Trust, Series 2003-8, Class 3A1	119,960	5.50	12/25/33	123,496
MASTR Asset Securitization Trust, Series 2005-2, Class 1A3	46,000	5.35	11/25/35	47,962
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 [1,4]	681,787	4.00	3/25/57	681,227
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 [1,4]	743,849	4.00	4/25/57	747,011
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% [1,4]	356,799	3.72	6/25/57	365,885
Prime Mortgage Trust, Series 2004-CL1, Class 1A1	80,756	6.00	2/25/34	85,107
RAAC Trust, Series 2004-SP3, Class AI5 [1]	1,392	4.89	12/25/32	1,409
Sequoia Mortgage Trust, Series 2012-1, Class 2A1 [1]	49,895	3.47	1/25/42	48,972
Sequoia Mortgage Trust, Series 2012-1, Class B1 [1]	473,601	4.28	1/25/42	472,970
Sequoia Mortgage Trust, Series 2012-2, Class B1 [1]	686,649	4.23	4/25/42	691,775

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Sequoia Mortgage Trust, Series 2017-4, Class A4 [1,4]	402,699	3.50	7/25/47	397,807
Sequoia Mortgage Trust, Series 2018-3, Class A4 [1,4]	704,661	3.50	3/25/48	693,202
Structured Asset Securities, Corp. Mtg Pass-Through Certificates, Series 2003-22A, Class 3A [1]	104,978	4.42	6/25/33	106,361
WaMu Mortgage Pass Through Certificates, Series 2002-AR2 Class A, US FED + 1.25% [1]	79,781	2.27	2/27/34	78,752
WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 7A	7,245	5.50	8/25/19	7,259

				5,687,750

Total Collateralized Mortgage Obligations (cost: $26,096,181)				25,760,264

Corporate Bonds - 13.7%
Anheuser-Busch InBev Finance, Inc.	750,000	3.70	2/1/24	747,735
Assured Guaranty US Holdings, Inc.	250,000	5.00	7/1/24	257,741
Athene Global Funding, 3 Mo. Libor + 1.23% [1,4]	500,000	3.63	7/1/22	509,068
Bank of America Corp., 3 Mo. Libor + 0.79% [1]	750,000	3.11	3/5/24	749,508
Caterpillar Financial Services Corp., 3 Mo. Libor + 0.28% [1]	400,000	2.60	9/7/21	400,342
Citigroup, Inc., 3 Mo. Libor + 1.02% [1]	750,000	3.34	6/1/24	753,601
Doric Nimrod Air Finance Alpha 2012-1 Trust [4]	332,244	5.13	11/30/22	337,235
Equinor ASA	800,000	2.45	1/17/23	770,638
Goldman Sachs Group, Inc., 3 Mo. Libor + 1.00% [1]	150,000	3.34	7/24/23	151,590
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A	748,932	3.90	1/15/26	735,825
HSBC Holdings, PLC, 3 Mo. Libor + 1.00% [1]	700,000	3.32	5/18/24	698,758
JPMorgan Chase & Co., 3 Mo. Libor + 0.73% [1]	783,000	3.08	4/23/24	779,470
Manufacturers & Traders Trust Co. (Subordinated), 3 Mo. Libor + 0.64% [1]	800,000	2.96	12/1/21	798,109
Massachusetts Mutual Life Insurance Co. (Subordinated) [4]	700,000	7.50	3/1/24	809,837
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% [1,4]	625,000	4.62	12/15/24	625,009
United Airlines 2013-1 Class A Pass Through Trust	742,300	4.30	2/15/27	756,276
United Community Bank (Subordinated), 3 Mo. Libor + 2.12% [1]	500,000	4.50	1/30/28	491,404
US Airways 2013-1 Class A Pass Through Trust	743,675	3.95	11/15/25	736,611

Total Corporate Bonds (cost: $11,207,100)				11,108,757

Mortgage Pass-Through Securities - 14.8%
Federal Home Loan Mortgage Corporation - 1.1%
Freddie Mac	175,084	3.00	9/1/27	173,795
Freddie Mac	38,283	3.50	7/1/26	38,504
Freddie Mac	243,676	4.00	7/1/26	249,792
Freddie Mac	252,540	4.00	1/1/27	258,853
Freddie Mac	4,031	4.50	5/1/19	4,081
Freddie Mac	9,130	4.50	6/1/19	9,244
Freddie Mac	6,024	4.50	6/1/19	6,099
Freddie Mac	47,388	4.50	12/1/21	48,006
Freddie Mac	17,368	4.50	7/1/26	17,652
Freddie Mac	10,471	5.00	7/1/19	10,644
Freddie Mac	17,545	5.00	10/1/25	18,424
Freddie Mac	2,609	5.50	10/1/19	2,620
Freddie Mac	30,566	5.50	5/1/20	30,796
Freddie Mac	7,006	5.50	7/1/20	7,050
Freddie Mac	6,056	5.50	12/1/20	6,090
Freddie Mac	32,194	5.50	3/1/21	32,660
Freddie Mac	21,435	5.50	3/1/21	21,836

				936,146

See accompanying notes to financial statements.

16	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Federal National Mortgage Association - 9.3%
Fannie Mae	509,098	2.50	6/1/23	502,591
Fannie Mae	982,174	2.61	2/1/23	958,716
Fannie Mae	897,968	2.70	4/1/23	874,693
Fannie Mae	701,279	2.72	12/1/22	684,798
Fannie Mae	988,866	2.77	11/1/23	963,177
Fannie Mae	283,539	3.00	8/1/28	281,756
Fannie Mae	716,625	3.50	1/1/26	720,659
Fannie Mae	274,071	3.93	5/1/24	279,603
Fannie Mae	21,944	4.00	9/1/24	22,396
Fannie Mae	160,530	4.00	6/1/25	163,901
Fannie Mae	23,963	4.00	10/1/31	24,386
Fannie Mae	509,625	4.44	6/1/21	519,798
Fannie Mae	150,157	4.50	4/1/25	155,816
Fannie Mae	248,938	4.73	2/1/20	251,158
Fannie Mae	9,820	5.00	8/1/19	10,116
Fannie Mae	48,958	5.00	9/1/20	50,494
Fannie Mae	1,067,821	5.44	1/1/19	1,065,914
Fannie Mae	1,072	5.50	4/1/19	1,071
Fannie Mae	11,233	5.50	1/1/21	11,369
Fannie Mae	7,542	5.50	10/1/21	7,635
Fannie Mae	843	6.50	2/1/19	924

				7,550,971

Government National Mortgage Association - 0.3%
Ginnie Mae, US Treasury + 1.50% [1]	54,102	3.63	4/20/33	56,003
Ginnie Mae, US Treasury + 1.50% [1]	11,315	3.63	4/20/42	11,576
Ginnie Mae	47,154	5.00	12/20/23	49,637
Ginnie Mae	29,670	5.00	9/15/24	30,946
Ginnie Mae	55,982	5.00	6/20/26	60,510

				208,672

Other Federal Agency Securities - 4.1%
Small Business Administration Pools, PRIME - 2.50% [1]	680,196	2.50	5/25/43	681,534
Small Business Administration Pools, PRIME + 0.78% [1]	651,658	5.78	3/25/30	715,611
Small Business Administration Pools, PRIME + 0.80% [1]	1,805,925	5.80	2/25/28	1,969,792

				3,366,937

Total Mortgage Pass-Through Securities (cost: $12,277,664)				12,062,726

Taxable Municipal Bonds - 7.3%
Atlanta Downtown Development Authority [17]	635,000	6.88	2/1/21	666,623
Berks County Industrial Development Authority	395,000	3.20	5/15/21	393,981
City of Wilkes-Barre PA [17]	1,000,000	3.24	11/15/21	998,650
Colorado Housing & Finance Authority	15,000	4.00	11/1/31	15,152
Kentucky Higher Education Student Loan Corp.	800,000	3.92	6/1/32	775,424
Massachusetts Educational Financing Authority	470,000	4.00	1/1/32	477,327
Massachusetts Educational Financing Authority	750,000	4.41	7/1/34	745,223
Multistate Liquidating Trust No. 1 4, [17]	100,000	1.39	12/15/18	99,720
New Hampshire Housing Finance Authority	565,000	4.22	7/1/29	562,378
New Hampshire Housing Finance Authority	255,000	4.00	7/1/35	256,716
New Hampshire Housing Finance Authority	20,000	4.00	1/1/37	20,140
Rhode Island Housing & Mortgage Finance Corp.	80,000	4.00	10/1/39	80,535
South Dakota Housing Development Authority	340,000	3.50	11/1/41	338,086

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Tennessee Housing Development Agency	130,000	3.50	7/1/31	129,848
Texas Department of Housing & Community Affairs [17]	155,000	4.80	7/1/19	155,332
Town of Mammoth Lakes CA	225,000	2.75	10/1/22	218,259

Total Taxable Municipal Bonds (cost: $6,047,781)				5,933,394

U.S. Treasury / Federal Agency Securities - 14.4%
Federal Agency Issues - 0.9%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	2.70	3/9/23	252,823
Pershing Road Development Co., LLC, 3 Mo. Libor + 0.40% 1, [4]	425,000	2.73	9/15/21	422,875

				675,698

U.S. Treasury - 13.5%
U.S. Treasury Bill [6]	3,000,000	2.04	10/11/18	2,998,295
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.03% [1]	4,000,000	2.22	4/30/20	4,000,399
U.S. Treasury Floating Rate Note, 3 Mo. Libor + 0.04% [1]	4,000,000	2.23	7/31/20	3,999,739

				10,998,433

Total U.S. Treasury / Federal Agency Securities (cost: $11,673,485)				11,674,131

Short-Term Securities - 9.3%
Fidelity Inst. Money Mkt. Gvt. Fund, 1.95%	7,599,284			7,599,284

(cost: $7,599,284)
Total Investments in Securities - 107.1%
(cost: $87,932,494)				87,065,184

Call Options Written [10,19] - 0.0%
(premiums received: $14,621)				(10,938)

Other Assets and Liabilities, net - (7.1%)				(5,740,978)

Total Net Assets - 100.0%				$81,313,268

[1]	Variable rate security. Rate disclosed is as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2018 was $13,240,500 and represented 16.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[10]	The amount of $800,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2018.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of September 30, 2018.

[17]	Security that is either an absolute and unconditional obligation of the United States Government or is collateralized by securities, loans, or leases guaranteed by the U.S. Government or its agencies or instrumentalities.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

18	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

(19) Options outstanding as of September 30, 2018 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)
Call Options Written - U.S. Treasury Futures:
2-Year	(70)	105.38	November 2018	Societe Generale	14,752,500	(14,621)	(10,938)

Short futures contracts outstanding as of September 30, 2018 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Short Futures: [10]
U.S. Treasury 5-Year	174	December 2018	19,570,922	169,347
U.S. Treasury 2-Year	57	December 2018	12,011,859	37,319

				206,666

[10]	The amount of $800,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2018.

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

		Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Other Significant
	Price ($)	Observable Inputs ($)	Observable Inputs ($)	Total ($)

Assets
Asset-Backed Securities	—	12,926,628	—	12,926,628
Collateralized Mortgage Obligations	—	25,760,264	—	25,760,264
Corporate Bonds	—	11,108,757	—	11,108,757
Mortgage Pass-Through Securities	—	12,062,726	—	12,062,726
Taxable Municipal Bonds	—	5,933,394	—	5,933,394
U.S. Treasury/ Federal Agency Securities	—	11,674,131	—	11,674,131
Short-Term Securities	7,599,284	—	—	7,599,284
Futures	206,666	—	—	206,666

	7,805,950	79,465,900	—	87,271,850

Liabilities
Call Options Written	(10,938)	—	—	(10,938)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	19

Sit Tax-Free Income Fund

OBJECTIVE & STRATEGY

The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities.

Such municipal securities generate interest income that is exempt from both federal regular income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

The Sit Tax-Free Income Fund provided a return of +0.46% for the 6-month period ending September 30, 2018. The return for its bench-mark, the Bloomberg Barclays 5-year Municipal Bond Index, was +0.67%. The Fund’s 30-day SEC yield was 2.92%, compared to the yield of 2.40% for the benchmark index. The Taxable Equivalent Yield of the Fund was 4.93% assuming a federal tax rate of 40.8%.

Over the last 6 months, the 5-year benchmark Index benefited from superior total returns compared with the long end of the municipal market. The Fund’s barbell approach, which emphasizes a combination of shorter and longer duration bonds, is poised to outdistance the Index over the long haul. The returns of the Fund were slightly better than the benchmark in the prior two quarters than in the last quarter, which ended with an uptick in interest rates. The Housing sector, where the Fund has a significant weighting, was generally on pace with the Index. The Fund’s broader distribution of credit quality was not a major influence in the period, as the prior out performance of lower rated credits moderated in recent months. Overall, tax-exempt bond performance compares favorably to that of Treasury bonds over the last 6 months of -0.34% for the 5-year Treasury, -1.37% for the 10-year, and -2.77% for the 30-year. As we continue to foresee moderately rising interest rates due to Fed increases as well as the contraction of its balance sheet, we have maintained our hedge on the portfolio using U.S. Treasury futures to shorten duration. The net effect of the hedge for the 6-month period was to add 27 basis points to the return of the Fund.

Light supply of new bond issuance has been supportive of the tax-exempt municipal market most of this year. Long-term 2018Q3 municipal bond issuance was $84.2 billion, 8.7% below the 2017Q3. That brings 2018YTD volume to $249.4 billion, 14.9% below the same period in 2017. Lighter issuance volume in 2018 has been anticipated in the wake of federal tax law changes that eliminated tax-exempt advance refundings. Final 2018 new issuance should come in well below the $436 billion in 2017, which was boosted by a surge late last year ahead of the tax reform bill. While pure refunding activity declined to a very low 17.8% of the primary market, “new money” issuance has been robust, and is the most since 2010. Moderate supply has been supportive of the market as we enter what is customarily the strongest period for tax-exempt bond issuance. Municipal mutual funds experienced mainly positive inflows until September.

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1  The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

The Fund’s core strategy has not changed. We will continue to emphasize income as the primary source of returns, and will add to higher coupon bonds when available. We will also focus deeply on credit analysis to take advantage of opportunities as they arise.

We remain diversified on an industry and issuer basis in order to manage credit and liquidity risk, and we continue to believe the Fund is Positioned to achieve attractive risk-adjusted returns going forward.

Michael C.Brilley

Paul J. Jungquist, CFA

Senior Portfolio Managers

20	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2018
	Sit Tax-Free Income Fund	Bloomberg Barclays 5-Year Muni Bond Index[1]	Lipper General Muni. Bond Fund Index[2]
Six Months	0.46%	0.67%	n/a
One Year	2.68	-0.60	0.98%
Five Years	5.48	1.85	4.10
Ten Years	5.26	3.37	5.06
Since Inception (9/29/88)	5.17	4.88	5.45

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1  The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2  The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Single Family Mortgage	24.9%
Multi Family Mortgage	23.1
Other Revenue	8.4
Insured	7.3
Education/Student Loan	6.8
General Obligation	6.1
Hospital/Health Care	5.1
Sectors less than 5%	11.9
Cash & Other Net Assets	6.4

Based on total net assets as of September 30, 2018. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/30/18:	$9.55 Per Share
Net Asset Value 3/31/18:	$9.66 Per Share
Total Net Assets:	$217.7 Million
Average Maturity:	17.4 Years
Effective Duration[3]:	4.2 Years

3  Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities

AAA	0.0%
AA	0.1
A	0.0
BBB	0.8
BB	16.5
<BB	2.9
Total	20.3%

SEPTEMBER 30, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 90.0%
Alabama - 0.2%
Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	500,000	5.00	12/1/31	534,475

Alaska - 1.1%
AK Hsg. Finance Corp. Mtg. Rev.	640,000	4.13	12/1/37	645,517
AK Hsg. Finance Corp. Mtg. Rev.	550,000	4.25	12/1/40	555,775
AK Hsg. Finance Corp. Mtg. Rev. (G.O. of Corp. Insured)	500,000	4.50	12/1/35	504,720
AK Hsg. Finance Corp. Rev. (State Capital Proj.)	500,000	4.00	6/1/36	513,230
AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, 5, [15]	250,000	5.50	N/A	16,875
AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	266,872

				2,502,989

Arizona - 2.3%
AZ Industrial Dev. Auth. Rev. (Bridgewater Avondale Proj.)	500,000	5.38	1/1/38	483,945
Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	305,037
Glendale Industrial Dev. & Auth. Rev. (Glencroft Retirement Community)	300,000	5.00	11/15/36	300,381
La Paz Co. Industrial Dev. Auth. (Charter School Solutions Harmony Public Proj.)	750,000	5.00	2/15/48	784,800
Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	300,000	5.00	7/1/35	308,316
Maricopa Co. Industrial Dev. Auth. Rev. (Christian Care Surprise Inc.) [4]	250,000	5.75	1/1/36	250,462
Peoria Industrial Dev. Auth. Rev. (Sierra Winds Life Care Community)	400,000	5.25	11/15/29	402,680
Phoenix City Industrial Dev. Auth. Rev. (Great Hearts Academies Proj.)	250,000	6.30	7/1/42	277,665
Phoenix City Industrial Dev. Auth. Rev. (Vista College Preparatory Proj.)	400,000	4.13	7/1/38	399,176
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	370,000	4.75	6/15/37	369,519
Pima Co. Industrial Dev. Auth. Education Rev. (Coral Academy Science Proj.)	160,000	6.38	12/1/18	160,242
Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	415,000	9.75	5/1/25	461,061
Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	500,000	4.70	10/1/24	505,515

				5,008,799

Arkansas - 0.2%
Springdale City Sales & Use Tax Rev. Ref. (BAM Insured)	500,000	3.60	4/1/41	474,075

California - 6.7%
CA Infrastructure & Econ. Dev. Rev. (Dept. of Social Services) (AMBAC G.O. of Authority Insured) [9]	500,000	5.00	12/1/18	501,245
CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	614,550
CA State G.O.	500,000	4.00	12/1/40	507,905
Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.00	8/1/31	439,748
Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	6.00	8/1/35	987,120
Encinitas Union School District G.O. Capital Appreciation [6]	500,000	7.00	8/1/35	556,950
Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	524,130
Healdsburg Unified School District G.O. [6]	1,250,000	5.00	8/1/37	1,115,725
Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	320,488
Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,011,901
Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	304,480
Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	500,000	6.25	10/1/28	561,210
Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	753,702
Reef-Sunset Unified School District (BAM Insured) [6]	750,000	5.00	8/1/38	700,080
Ripon Unified School District G.O. (BAM Insured) [6]	270,000	4.50	8/1/30	294,035
Ripon Unified School District G.O. (BAM Insured) [6]	80,000	4.50	8/1/30	85,505
Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	2.13	6/1/39	457,815
San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	440,232
San Jose G.O. Capital Appreciation (Libraries Parks and Public Safety Proj.) (NATL Insured)	500,000	5.00	9/1/32	501,130
South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	554,225
Sulphur Springs Union School District C.O.P. (AGM Insured) [6]	450,000	6.50	12/1/37	549,531

See accompanying notes to financial statements.

22	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	495,744
Tustin Unified School District G.O. Capital Appreciation [6]	500,000	6.00	8/1/28	530,185
Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,156,460
Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.00	8/1/34	521,890

				14,485,986

Colorado - 2.4%
Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	347,823
CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	257,608
CO Educational & Cultural Facs. Auth. Rev. Ref. (Windsor Charter Academy) [4]	800,000	5.00	9/1/36	799,024
Copperleaf Metro District No. 2 G.O.	500,000	5.75	12/1/45	523,320
Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	500,555
East Morgan Co. Hospital District C.O.P. [9]	500,000	5.88	12/1/38	503,555
Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	495,495
Leyden Rock Metropolitan District No. 10 G.O.	250,000	5.00	12/1/45	254,360
Palisade Metropolitan District No. 2 G.O.	500,000	5.00	12/1/46	500,230
St. Vrain Lakes Metropolitan District No. 2 G.O.	500,000	5.00	12/1/37	488,515
Tallman Gulch Metropolitan District G.O.	500,000	5.25	12/1/47	485,435

				5,155,920

Connecticut - 1.0%
CT Hsg. Finance Auth. Rev.	500,000	3.75	11/15/35	502,590
CT Hsg. Finance Auth. Rev.	550,000	3.88	11/15/35	560,549
CT Hsg. Finance Auth. Rev.	250,000	3.75	11/15/40	248,875
CT Hsg. Finance Auth. Rev. [9]	505,000	4.25	6/15/43	492,143
CT Hsg. Finance Auth. Rev. [9]	455,000	4.30	6/15/48	442,324

				2,246,481

District of Columbia - 0.4%
District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	601,680
District of Columbia Rev. (Ingleside Rock Creek Proj.)	250,000	5.00	7/1/37	260,225

				861,905

Florida - 10.2%
Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	441,002
Arborwood Community Dev. District Special Assessment (AGM Insured)	750,000	3.50	5/1/32	720,120
Babcock Ranch Community Independent District Special Assessment	250,000	5.00	11/1/31	252,215
Bay Co. Educational Facs. Rev. (Bay Haven Charter)	455,000	5.25	9/1/30	468,495
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	205,412
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.00	8/1/27	247,698
Capital Trust Agency Rev. (Elim Senior Housing, Inc.) [4]	250,000	5.38	8/1/32	247,698
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	488,020
Capital Trust Agency Rev. (Tallahassee Tapestry) [4]	550,000	6.75	12/1/35	565,625
Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) [4]	250,000	6.75	7/1/37	257,445
Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center)	250,000	7.00	4/1/35	248,792
Capital Trust Agency Rev. (University Bridge LLC Student Housing Proj.) [4]	500,000	5.25	12/1/43	503,685
Celebration Pointe Community Dev. District Special Assessment Rev. [4]	250,000	5.00	5/1/32	263,278
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	250,000	7.25	5/15/26	248,005
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) [4]	750,000	8.13	5/15/44	738,330
Collier Co. Industrial Dev. Auth. Rev. (NCH Healthcare System Proj.)	415,000	6.25	10/1/39	451,396
Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	520,000	5.00	5/1/32	574,527
Fiddlers Creek Community Dev. District No. 2 Special Assessment Rev. 2, 5, [15]	100,000	5.75	N/A	63,000
FL Hsg. Finance Corp. (GNMA/FNMA Collateralized)	105,000	5.00	7/1/26	108,001

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	155,000	5.00	7/1/39	157,071
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.80	7/1/47	474,785
Florida Dev. Finance Corp. Rev. (Renaissance Charter School)	400,000	6.00	6/15/34	417,964
Gramercy Farms Community Dev. District Special Assessment [6]	517,637	3.00	5/1/39	248,466
Heritage Harbour North Community Dev. District Special Assessment	235,000	5.00	5/1/34	249,857
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	345,000	4.25	5/1/25	348,798
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	250,000	6.70	5/1/33	269,525
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Center)	300,000	7.40	5/1/30	332,454
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	314,553
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	412,192
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Northeast Sector Proj.)	300,000	5.00	5/1/38	294,840
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	330,352
Lee Co. Industrial Dev. Auth. Rev. (Preserve Proj.) [4]	315,000	5.38	12/1/32	316,899
Lee Co. Industrial Dev. Auth. Rev. (Preserve Proj.) [4]	300,000	5.75	12/1/52	303,594
Lexington Oaks Community Dev. District Special Assessment Rev.	245,000	5.65	5/1/33	252,171
Live Oak No. 2 Community Dev. District Special Assessment Rev.	400,000	4.00	5/1/35	377,644
Long Lake Ranch Community Dev. District Special Assessment	110,000	5.63	5/1/24	112,831
Long Lake Ranch Community Dev. District Special Assessment	500,000	4.63	5/1/36	490,835
Long Lake Ranch Community Dev. District Special Assessment	465,000	5.00	5/1/38	459,829
Magnolia Creek Community Dev. District Rev. 2, [5,15]	250,000	5.60	N/A	56,250
Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	251,660
Miami-Dade Co. Transit Sales Tax Rev.	500,000	5.00	7/1/34	555,805
New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2
Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	522,835
Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	261,050
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	587,164
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	537,330
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	268,442
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	725,000	3.55	9/1/30	736,992
Orange Co. Hsg.Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	530,000	3.95	3/1/40	529,226
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	3.75	9/1/47	465,877
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	460,000	4.00	9/1/48	482,140
Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	276,082
Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	547,410
Port St. Lucie Research Foundation Rev. (Vaccine Gene Therapy Inst.) [9]	500,000	5.00	5/1/33	510,260
Seven Oaks Community Dev. District Special Assessment Rev	250,000	5.50	5/1/33	259,608
Silverleaf Community Dev. District Special Assessment	15,000	6.75	5/1/44	15,786
Tolomato Community Dev. District Special Assessment 2, [5]	120,000	6.61	5/1/40	1
Tolomato Community Dev. District Special Assessment [6]	185,000	7.00	5/1/40	147,341
Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	72,080
Tolomato Community Dev. District Special Assessment [6]	85,000	7.00	5/1/40	82,281
Tolomato Community Dev. District Special Assessment [6]	45,000	7.00	5/1/40	36,504
Tolomato Community Dev. District Special Assessment (AGM Insured)	500,000	3.75	5/1/40	473,020
Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	299,625
Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	8,663
Waters Edge Community Dev. District Cap. Improvement Rev. [6]	225,000	6.60	5/1/39	224,230
Wiregrass Community Dev. District Special Assessment	245,000	5.38	5/1/35	255,949
Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	450,000	5.25	N/A	378,000

				22,099,017

See accompanying notes to financial statements.

24	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Georgia - 4.1%
Atlanta Dev. Auth. Senior Health Care Facs. Rev. (GA Proton Treatment Center)	250,000	6.00	1/1/23	246,575
Atlanta Dev. Auth. Senior Health Care Facs. Rev. (GA Proton Treatment Center)	250,000	6.50	1/1/29	243,420
GA Housing & Finance Authority Rev.	1,280,000	3.80	12/1/37	1,276,493
GA Housing & Finance Authority Rev.	1,000,000	4.00	12/1/37	1,008,540
GA Housing & Finance Authority Rev.	500,000	3.85	12/1/38	497,200
GA Housing & Finance Authority Rev.	500,000	4.00	12/1/39	504,585
GA Housing & Finance Authority Rev.	650,000	3.80	12/1/40	634,725
GA Housing & Finance Authority Rev.	485,000	3.80	12/1/40	480,674
GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	598,569
GA Housing & Finance Authority Rev.	1,000,000	3.55	12/1/42	944,010
GA Housing & Finance Authority Rev.	540,000	3.95	12/1/43	537,419
GA Housing & Finance Authority Rev.	600,000	4.00	12/1/48	583,560
GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	515,110
Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	556,670
Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	375,536

				9,003,086

Idaho - 0.9%
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	475,000	7.00	10/1/24	521,645
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.38	10/1/29	273,005
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	8.00	10/1/44	559,340
ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	465,000	5.75	12/1/32	499,959

				1,853,949

Illinois - 7.3%
Bellwood G.O.	500,000	5.88	12/1/27	557,305
Bolingbrook Special Tax (AGM Insured)	1,000,000	4.00	3/1/30	1,027,330
Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	520,600
Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	595,625
Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	522,065
Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	543,900
Chicago Park Dist. G.O (Limited Tax)	1,000,000	5.00	1/1/28	1,089,290
Chicago Transit Auth. Sales Tax Rev.	250,000	5.25	12/1/30	266,225
IL Educational Facs. Auth. Rev.	250,000	4.50	11/1/36	255,325
IL Educational Facs. Auth. Rev. (Field Museum of Natural History)	500,000	3.90	11/1/36	484,200
IL Fin. Auth. Rev. (Admiral Lake Proj.)	300,000	5.13	5/15/38	295,422
IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	519,875
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	524,650
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/45	518,785
IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	300,000	5.00	2/1/24	308,451
IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	718,010
IL G.O.	250,000	5.50	7/1/33	266,052
IL G.O. (AGM Insured)	500,000	4.00	2/1/30	512,090
IL Housing Dev. Auth. Rev. (Evergreen Towers)	350,000	4.95	7/1/34	368,557
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	450,000	3.88	4/1/41	443,678
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	395,000	4.00	10/1/48	413,533
IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,087,550
La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	279,618
Lake Co. Community Consolidated School District No. 50 Woodland G.O.	250,000	5.63	1/1/26	269,752
Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	366,882
Macon County School District No. 61 Decatur G.O. (AGM Insured)	250,000	5.25	1/1/37	264,135
Macoupin Sangamon & Montgomery Counties Community Unit School District G.O. (AGM Insured)	990,000	4.25	12/1/35	1,012,532

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	614,720
Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.) [6]	500,000	5.00	12/15/37	275,640
Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	263,948
Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program)	440,000	7.00	10/1/22	255,200
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	4.00	12/1/22	245,475
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	250,522

				15,936,942

Indiana - 2.1%
Carmel Multifamily Hsg. Rev. (Barrington Carmel Proj.)	600,000	6.00	11/15/22	601,686
Damon Run Conservancy Dist. G.O. (State Intercept Insured)	300,000	6.10	7/1/25	309,111
Evansville Hsg. Rev. (Silver Birch Evansville Proj.)	250,000	5.45	1/1/38	244,730
IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	864,009
IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	477,352
IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	384,181
IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	472,270
Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	280,548
Mishawaka Multifamily Hsg. Rev. (Silver Birch Mishawaka Proj.) [4]	500,000	5.38	1/1/38	485,085
Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	378,192

				4,497,164

Iowa - 0.4%
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	680,128
IA Student Loan Liquidity Corp. Rev.	250,000	5.80	12/1/31	258,548

				938,676

Kansas - 0.4%
Wichita Health Care Facs. Rev. (Kansas Masonic Home)	300,000	5.25	12/1/36	311,679
Wichita Health Care Facs. Rev. (Presbyterian Manors, Inc.)	500,000	6.25	5/15/34	500,765

				812,444

Kentucky - 0.2%

Pikeville Hospital Rev. Ref. (Pikeville Medical Center)	425,000	6.50	3/1/41	455,987

Louisiana - 1.5%
Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	25,048	5.00	11/1/40	25,052
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Program) (GNMA/FHLMC Collateralized)	85,000	6.00	12/1/28	85,234
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Mtg. Backed Sec. Prog.) (GNMA/FHLMC Collateralized)	170,000	4.60	6/1/29	174,666
LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	530,170
LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	549,055
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	305,289
LA Public Facs. Auth. Rev. (Belle-Chase Educational Foundation Proj.) (NATL-RE Insured)	250,000	6.50	5/1/31	262,725
LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	327,762
LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	620,000	2.25	2/15/36	588,374
St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	316,497

				3,164,824

Maine - 0.9%
ME Hsg. Auth. Rev.	600,000	4.00	11/15/35	605,172
ME Hsg. Auth. Rev.	500,000	4.00	11/15/37	500,310
ME Hsg. Auth. Rev.	205,000	4.50	11/15/37	210,574
ME Hsg. Auth. Rev.	250,000	3.55	11/15/40	236,040
ME Hsg. Auth. Rev.	500,000	3.85	11/15/40	482,625

				2,034,721

See accompanying notes to financial statements.

26	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Maryland - 0.5%
MD Community Dev. Administration Rev.	350,000	3.75	3/1/39	351,183
MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	352,516
Montgomery Co. Housing Opportunities Commission Rev.	405,000	4.00	7/1/38	406,798

				1,110,497

Massachusetts - 2.2%
Dedham Municipal Purpose Loan. G.O. (NATL Insured)	480,000	4.00	10/15/24	480,869
Ipswich Muncipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/1/25	500,670
MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	316,677
MA Education Finance Auth. Education Rev.	135,000	5.15	1/1/26	137,754
MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	260,265
MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	493,305
MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	854,541
MA Housing Finance Agy. Rev. (FHA Insured)	500,000	5.30	12/1/38	518,015
MA Housing Finance Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	270,000	3.90	12/1/38	270,092
Northbridge Muncipal Purpose Loan G.O (AGM Insured)	500,000	4.00	6/15/25	500,515
Rowley Land Acquisition Loan G.O (AGM Insured)	360,000	4.00	5/1/27	360,371

				4,693,074

Michigan - 2.3%
MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	256,702
MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	254,970
MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	509,320
MI Hsg. Dev. Auth. Rev.	500,000	3.70	12/1/36	494,760
MI Hsg. Dev. Auth. Rev.	705,000	3.95	12/1/40	707,460
MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	284,499
MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	748,822
MI Hsg. Dev. Auth. Rev.	330,000	3.70	12/1/45	318,991
Muskegon Heights Water Supply Rev. (NATL Insured)	510,000	4.15	11/1/23	510,632
Muskegon Heights Water Supply Rev. (NATL Insured)	425,000	4.20	11/1/24	425,518
Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	268,198
Universal Academy Michigan Public School Rev.	185,000	6.50	12/1/23	188,134

				4,968,006

Minnesota - 0.6%
Apple Valley City Rev. (Senior Living, LLC Proj.)	500,000	5.00	1/1/47	510,315
MN Hsg. Fin. Agy. Mtg. Rev. (Mtg. Backed Securities Program) (GNMA/FNMA Collateralized)	110,000	4.40	7/1/32	112,287
MN Hsg. Fin. Agy. Residential Hsg. Rev.	160,000	5.10	1/1/40	161,402
Rochester City Rev. (Math & Science Academy Proj.)	500,000	5.13	9/1/38	490,800

				1,274,804

Mississippi - 0.2%
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	470,000	4.00	12/1/43	488,579

Missouri - 0.6%
Kansas City Industrial Dev. Auth. Rev. (Kansas City Pkg. LLC)	200,000	5.45	9/1/23	205,434
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) [4]	500,000	5.75	11/15/36	473,595
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	3.80	11/1/48	725,152

				1,404,181

Montana - 0.5%
Forsyth Pollution Control Rev.	250,000	5.00	5/1/33	263,838
MT Board of Housing Single Family Rev.	205,000	4.00	12/1/38	210,225
MT Board of Housing Single Family Rev. (FHA Insured)	280,000	3.75	12/1/38	282,355

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	27

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

MT Board of Housing Single Family Rev. (G.O. of BRD Insured)	95,000	4.70	12/1/26	97,638
MT Facs. Finance Auth. Rev. (Great Falls Pre-Release Services Proj.)	264,217	5.08	4/1/21	267,026

				1,121,082

Nebraska - 0.4%
Douglas Co. Hospital Auth. No. 3 (Methodist Hospital)	400,000	5.00	11/1/30	445,284
Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	38,130
Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	310,000	3.75	9/1/35	306,544

				789,958

Nevada - 0.6%
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	400,000	4.00	12/1/27	386,556
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	400,000	5.00	12/1/37	395,328
Nevada Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	460,000	3.85	10/1/39	460,621
NV Hsg. Dev. Single Family Mtg. Program Mezzanine (GNMA/FNMA/FHLMC Collateralized)	35,000	5.10	10/1/40	35,317

				1,277,822

New Hampshire - 0.5%
NH Health & Educ. Facs. Auth. Rev. (Wentworth Douglas Hospital)	400,000	6.00	1/1/34	433,500
NH Hsg. Fin. Agy. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	705,309

				1,138,809

New Jersey - 2.4%
NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	264,740
NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	531,420
NJ Higher Education Assistance Auth. Student Loan Rev.	5,000	5.00	12/1/28	5,200
NJ Hsg. & Mtg. Finance Agy. Rev.	265,000	5.05	10/1/39	266,200
NJ Hsg. & Mtg. Finance Agy. Rev.	750,000	3.95	11/1/43	742,905
NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	555,484
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	350,000	4.50	10/1/30	360,882
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	1,000,000	3.75	10/1/35	985,150
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	700,000	4.50	10/1/48	746,088
NJ Transportation Trust Fund Auth. Rev. (Transportation System)	400,000	5.88	12/15/38	403,184
Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	316,203

				5,177,456

New Mexico - 1.8%
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (FHA Insured)	355,000	3.90	9/1/42	355,217
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	185,000	4.80	9/1/29	186,306
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	185,000	5.35	9/1/30	186,180
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	420,000	5.25	9/1/34	425,149
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	350,000	4.13	9/1/42	353,938
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	3.85	7/1/43	733,545
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.85	7/1/43	489,030
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	440,000	3.80	9/1/46	428,160
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	845,000	4.00	7/1/48	815,011

				3,972,536

New York - 4.0%
Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	358,656
New York City Housing Development Corp. Multifamily Mtg. Rev.	250,000	4.60	11/1/36	258,975
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	301,092
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	290,820
New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	616,447

See accompanying notes to financial statements.

28	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	500,650
New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	822,202
NY Mortgage Agency Rev.	500,000	3.70	10/1/38	495,115
NY Mortgage Agency Rev.	500,000	3.75	10/1/38	497,215
NY Mortgage Agency Rev.	500,000	3.80	10/1/40	490,485
NY Mortgage Agency Rev.	200,000	3.75	10/1/42	194,440
NY Mortgage Agency Rev.	750,000	3.80	10/1/48	722,662
NY State Dormitory Auth. Rev. Ref. (Miriam Osborne Memorial Home)	500,000	5.00	7/1/42	507,795
NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	333,123
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	590,773
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	400,000	4.88	11/1/42	411,556
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	502,500
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	504,560
NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	254,070

				8,653,136

North Carolina - 1.2%
NC Housing Finance Agency Rev.	650,000	3.85	7/1/37	649,110
NC Housing Finance Agency Rev.	300,000	3.95	1/1/41	297,351
NC Housing Finance Agency Rev.	15,000	3.60	7/1/41	15,000
NC Housing Finance Agency Rev.	1,200,000	4.00	7/1/47	1,251,168
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	4.00	1/1/48	499,120

				2,711,749

North Dakota - 0.2%
ND Housing Finance Agency Rev.	495,000	4.00	7/1/48	517,537

Ohio - 1.7%
Cuyahoga Co. Hsg. Mtg. Sr. Rev. (R H Myers Apts. Proj.) (GNMA Collateralized)	636,800	5.70	3/20/42	644,620
Dayton-Montgomery County Port Auth. Rev. (Storypoint Troy Proj.)	400,000	7.00	1/15/40	414,088
Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) [4]	250,000	6.50	12/1/37	259,580
Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	519,605
OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	450,000	4.05	3/1/37	460,220
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	465,000	3.35	9/1/39	437,784
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	4.00	9/1/48	1,000,720

				3,736,617

Oklahoma - 0.3%
Fort Sill Apache Tribe Economic Dev. Auth. [4]	505,000	8.50	8/25/26	579,225

Oregon - 2.1%
Clackamas Co. Hospital Fac. Auth. Rev. (Willamette View Proj.)	460,000	5.00	11/15/52	486,905
Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	350,133
Deschutes Co. G.O. (AGC Insured)	635,000	4.45	6/1/28	636,099
Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	266,330
Marion Co. School District No.1 Gervais G.O.	500,000	4.00	6/1/33	500,320
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	290,000	3.75	7/1/35	288,915
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	400,000	4.00	7/1/38	401,376
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	470,000	3.75	7/1/48	452,817
OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,013,510
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	250,000	5.13	7/1/35	257,230

				4,653,635

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	29

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Pennsylvania - 3.8%
Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	145,000	5.90	8/15/26	150,773
Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	2.27	10/1/34	435,398
Central Bradford Progress Auth. Rev. (Guthrie Healthcare System)	250,000	5.50	12/1/31	274,430
Commonwealth Financing Auth. Rev. (Tobacco Master Settlement Payment) (AGM Insured)	350,000	4.00	6/1/39	349,982
Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	400,000	4.00	10/15/22	400,632
Erie Co. Hospital Auth. Rev. (St. Vincent Health Center Proj.)	250,000	7.00	7/1/27	270,942
PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	291,399
PA Hsg. Finance Agy. Rev.	500,000	3.90	10/1/36	504,860
PA Hsg. Finance Agy. Rev.	530,000	3.95	10/1/38	530,382
PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	504,510
PA Hsg. Finance Agy. Rev.	500,000	4.05	10/1/40	503,125
PA Hsg. Finance Agy. Rev.	825,000	3.65	10/1/42	794,294
PA Hsg. Finance Agy. Rev.	250,000	4.00	10/1/42	250,170
PA Hsg. Finance Agy. Rev.	590,000	4.15	10/1/45	594,053
PA Hsg. Finance Agy. Rev.	225,000	4.00	10/1/46	234,439
PA Turnpike Commission Rev. Capital Appreciation [6]	500,000	5.13	12/1/35	532,805
PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	4.00	12/1/38	1,345,562
Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	250,000	5.63	8/1/36	253,852

				8,221,608

Rhode Island - 0.1%
RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	250,368

South Carolina - 1.0%
SC Education Assistance Auth. Student Loan Rev.	230,000	5.10	10/1/29	234,641
SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	263,582
SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	583,520
SC State Hsg. Finance & Dev. Auth. Rev.	1,035,000	4.00	1/1/47	1,010,947

				2,092,690

South Dakota - 0.3%
SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	546,735

Tennessee - 2.9%
Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) [4]	500,000	6.50	6/1/27	503,205
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, [5]	1,850,000	5.35	1/1/19	4,625
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	7,875,000	5.55	1/1/29	19,688
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) [2,5]	1,630,000	6.00	1/1/29	16
Shelby Co. Health, Education & Hsg. Facs. Rev. (Trezevant Manor Proj.) [4]	350,000	5.00	9/1/37	320,708
TN Hsg. Dev. Agency. Rev.	495,000	3.60	1/1/31	500,098
TN Hsg. Dev. Agency. Rev.	640,000	3.88	7/1/35	646,170
TN Hsg. Dev. Agency. Rev.	375,000	3.95	7/1/35	382,268
TN Hsg. Dev. Agency. Rev.	665,000	3.70	7/1/36	665,864
TN Hsg. Dev. Agency. Rev.	730,000	4.00	7/1/39	739,198
TN Hsg. Dev. Agency. Rev.	500,000	3.85	7/1/42	497,665
TN Hsg. Dev. Agency. Rev.	500,000	3.90	7/1/42	492,355
TN Hsg. Dev. Agency. Rev.	535,000	3.65	7/1/47	507,544
TN Hsg. Dev. Agency. Rev.	1,000,000	3.95	1/1/49	972,390

				6,251,794

Texas - 5.1%
Arlington Higher Education Finance Corp., Education Rev. (Arlington Classics Academy)	845,000	7.00	8/15/28	901,184
Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	200,000	5.00	6/15/36	201,542
Arlington Special Tax (BAM Insured)	350,000	5.00	2/15/41	379,729

See accompanying notes to financial statements.

30	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Bexar Co. Rev. (Venue Proj.)	1,000,000	5.00	8/15/39	1,074,030
Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	553,630
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	526,895
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Space Center Houston Proj.)	600,000	6.75	8/15/21	624,906
Harris-Fort Bend Counties Municipal Utilities Dist. No. 5 G.O. (AGC Insured)	300,000	4.88	4/1/25	300,681
New Hope Cultural Education Facs. Corp. Rev. (Cardinal Bay, Inc.)	400,000	5.00	7/1/46	433,604
New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	250,000	5.00	8/15/36	250,648
New Hope Cultural Education Facs. Corp. Rev. (Legacy Preparatory Charter Academy) [4]	500,000	6.00	8/15/37	516,595
New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	504,280
New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes Inc. Proj.)	250,000	5.50	1/1/35	265,000
North Central Texas Health Facility Development Corp. (CC Young Memorial Home)	185,000	5.38	2/15/25	185,115
Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	282,160
Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	543,425
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.)	500,000	5.63	11/15/27	423,275
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	530,025
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	250,000	5.63	11/15/24	253,625
Tarrant County Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	500,000	6.63	11/15/37	546,775
Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.)	300,000	7.13	1/1/46	332,487
Travis County Health Facs. Dev. Corp. Rev. (Longhorn Village Proj.) [1]	425,000	5.25	1/1/47	445,918
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	4.13	9/1/38	504,635
TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	469,465

				11,049,629

Utah - 0.9%
UT Charter School Finance Auth. Rev. (Academy Science Proj.) [4]	625,000	4.65	7/15/33	610,581
UT Charter School Finance Auth. Rev. (Spectrum Academy Proj.) [4]	250,000	6.00	4/15/45	257,108
UT Hsg. Corp. Single Family Mtg. Rev.	55,000	5.75	1/1/33	55,999
UT Hsg. Corp. Single Family Mtg. Rev.	105,000	4.60	7/1/34	106,722
UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	385,000	4.00	1/1/36	386,937
West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	442,708

				1,860,055

Vermont - 0.2%
VT Hsg. Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.50	5/1/38	481,415

Virginia - 1.4%
VA Hsg. Dev. Auth. Rev.	250,000	3.55	5/1/41	239,112
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	1,000,000	3.63	1/1/31	1,007,600
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	525,000	3.88	1/1/38	527,609
VA Hsg. Dev. Auth. Rev. (Commonwealth Mtg.)	190,000	4.75	10/1/38	190,462
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	411,680
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	500,000	5.00	12/1/39	507,965
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.) (G.O. of Auth. Insured)	250,000	4.60	12/1/38	255,725

				3,140,153

Washington - 2.5%
Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	308,835
King County Hsg. Auth. Rev.	500,000	3.75	5/1/36	484,315
Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	548,465
Seattle Hsg. Auth. Rev.	500,000	3.85	12/1/47	478,825
Vancouver Hsg. Auth. Rev.	500,000	3.75	8/1/34	497,615
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	260,575
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	750,000	5.00	7/1/36	773,258

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	31

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	542,625
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	308,712
WA Hsg. Fin. Commission Rev. (Heron’s Key Senior Living) [4]	400,000	6.50	7/1/30	429,468
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	65,000	4.60	10/1/33	65,638
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	245,000	3.80	12/1/45	239,701
WA Hsg. Fin. Commission Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	490,000	4.00	12/1/47	508,992

				5,447,024

West Virginia - 0.6%
WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	253,802
WV Hsg. Dev. Fund Rev.	335,000	3.80	11/1/35	339,412
WV Hsg. Dev. Fund Rev.	500,000	4.00	11/1/37	505,205
WV Hsg. Dev. Fund Rev.	195,000	4.10	11/1/45	197,510

				1,295,929

Wisconsin - 6.0%
Brookfield City G.O.	25,000	3.85	12/1/24	25,070
Brookfield City G.O.	425,000	3.90	12/1/25	426,237
WI Health & Education Facs. Auth. Rev. (Medical College)	1,000,000	5.25	12/1/35	1,006,490
WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	1,000,000	5.13	10/1/48	985,680
WI Health & Education Facs. Auth. Rev. (Rogers Memorial Hospital)	700,000	4.40	7/1/38	701,848
WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/40	519,975
WI Health & Education Facs. Auth. Rev. (Three Pillars Senior Living)	1,000,000	5.00	8/15/43	1,055,120
WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	500,000	5.00	8/15/32	552,380
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	309,258
WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	560,570
WI Health & Educational Facs. Auth. Rev. (Marshfield Clinic Health System)	850,000	5.00	2/15/47	908,046
WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	251,365
WI Housing & Economic Dev. Auth. Rev.	560,000	3.90	11/1/42	557,385
WI Housing & Economic Dev. Auth. Rev.	500,000	4.15	5/1/55	485,325
WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	755,618
WI Public Finance Auth. Rev. (Glenridge Palmer Ranch Proj.) [4]	500,000	8.25	6/1/46	567,060
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,520	9.00	1/1/46	514
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,287	9.00	1/1/47	505
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	447	12.00	1/1/47	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,171	9.00	1/1/48	500
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	390	12.00	1/1/48	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,055	9.00	1/1/49	494
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	384	11.00	1/1/49	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	15,822	9.00	1/1/50	486
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	372	11.00	1/1/50	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	17,334	9.00	1/1/51	530
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	365	11.00	1/1/51	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [1,2,4]	451,406	3.75	7/1/51	431,720
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	17,218	9.00	1/1/52	525
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	475	10.00	1/1/52	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,985	9.00	1/1/53	517
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	469	10.00	1/1/53	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,869	9.00	1/1/54	512
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	453	10.00	1/1/54	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,636	9.00	1/1/55	504
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	444	9.00	1/1/55	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,404	9.00	1/1/56	495

See accompanying notes to financial statements.

32	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	434	9.00	1/1/56	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4]	21,092	5.50	7/1/56	20,728
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) [2,4,6]	16,287	9.00	1/1/57	491
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	481	9.00	1/1/57	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/58	482
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	469	9.00	1/1/58	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,938	9.00	1/1/59	478
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	456	9.00	1/1/59	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	8.00	1/1/60	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/60	473
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	440	8.00	1/1/61	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,589	9.00	1/1/61	465
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	428	8.00	1/1/62	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,473	9.00	1/1/62	461
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	419	8.00	1/1/63	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,240	9.00	1/1/63	453
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	409	8.00	1/1/64	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,124	9.00	1/1/64	448
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	403	7.00	1/1/65	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,008	9.00	1/1/65	444
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	434	7.00	1/1/66	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	14,775	9.00	1/1/66	436
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	5,235	7.00	1/1/67	154
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	192,429	9.00	1/1/67	5,671
WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	509,660
WI Public Finance Auth. Rev. (Mountain Island Charter School)	820,000	5.00	7/1/37	846,412
WI Public Finance Auth. Rev. (Rose Villa Proj.) [4]	450,000	5.00	11/15/24	479,727
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	250,000	5.00	4/1/25	263,952
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	532,200
WI State Rev.	225,000	6.00	5/1/27	230,258

				12,998,380

Wyoming - 0.8%
WY Community Dev. Auth. Rev.	505,000	3.75	12/1/32	511,989
WY Community Dev. Auth. Rev.	50,000	4.25	12/1/37	50,078
WY Community Dev. Auth. Rev.	1,000,000	3.90	12/1/38	1,000,690
WY Community Dev. Auth. Rev.	285,000	4.05	12/1/38	286,841

				1,849,598

Total Municipal Bonds (cost: $206,822,487)				195,821,521

Investment Companies - 3.6%
BlackRock Long-Term Municipal Advantage Trust (BTA)	59,383			669,840
BlackRock MuniEnhanced Fund, Inc. (MEN)	18,500			186,295
BlackRock MuniHoldings Florida Insured Fund (MFL)	58,500			732,420
BlackRock MuniHoldings Fund II, Inc. (MUH)	36,000			480,240
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	20,000			241,200
BlackRock MuniHoldings Quality Fund, Inc. (MUS)	21,438			247,823
BlackRock MuniYield Insured Fund (MYI)	71,171			859,746
BlackRock MuniYield Michigan Insured Fund (MIY)	21,538			267,071
DWS Municipal, Income Trust (KTF)	50,436			529,074
Invesco Municipal Opportunity Trust (VMO)	38,400			439,296
Invesco Municipal Trust (VKQ)	25,000			288,500

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	33

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Invesco Quality Municipal Income Trust (IQI)	25,000	289,500
Invesco Van Kampen Advantage Muni Income Trust (VKI)	40,200	423,708
Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	25,000	297,000
Nuveen AMT-Free Quality Municipal Income Fund (NEA)	117,572	1,488,462
Nuveen Quality Municipal Income Fund (NAD)	21,173	270,803
Putnam Municipal Opportunities Trust (PMO)	15,000	171,300

Total Investment Companies (cost: $8,484,543)		7,882,278

Total Investments in Securities - 93.6% (cost: $215,307,030)		203,703,799
Other Assets and Liabilities, net - 6.4%		13,981,266

Total Net Assets - 100.0%		$217,685,065

1	Variable rate security. Rate disclosed is as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

2	Securities considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2018 was $1,660,051 and represented 0.8% of net assets.

4	144A Restricted Security. The total value of such securities as of September 30, 2018 was $18,428,820 and represented 8.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

5	The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2018 was $1,191,307 and represented 0.5% of net assets.

6	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

9	Municipal Lease Security. The total value of such securities as of September 30, 2018 was $3,421,179 and represented 1.6% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

15	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of September 30, 2018 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation Depreciation ($)
Short Futures: [10]
U.S. Treasury 2-Year	162	December 2018	(34,138,970)	120,993
U.S. Treasury 10-Year	149	December 2018	(17,698,406)	255,606
U.S. Treasury 5-Year	147	December 2018	(16,534,054)	159,832
U.S. Treasury Long Bond	15	December 2018	(2,107,500)	63,700

				600,131

10	The amount of $2,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2018.

See accompanying notes to financial statements.

34	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Price ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	195,821,521	—	195,821,521
Investment Companies	7,882,278	—	—	7,882,278
Futures	600,131	—	—	600,131
	8,482,409	195,821,521	—	204,303,930

For the reporting period,there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	35

Sit Minnesota Tax-Free Income Fund

OBJECTIVE & STRATEGY

The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.

During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from federal regular income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of the Fund’s income may be alternative minimum taxable income.

The Sit Minnesota Tax-Free Income Fund provided a return of +0.78% for the 6-month period ending September 30, 2018. That surpassed the return for its benchmark, the Bloomberg Barclays 5-year Municipal Bond Index, which was +0.67%. The Fund’s 30-day SEC yield was 2.89%, compared to the yield of 2.40% for the benchmark index. The Taxable Equivalent Yield of the Fund was 5.86% assuming the highest federal and state tax rates for individuals.

Minnesota’s state general obligation bond rating was upgraded to AAA by Standard & Poor’s Corp. in July, after 11 years at AA+. The State has benefited from ongoing economic expansion and revenue growth that have allowed it to build up reserves, creating a strong buffer for future revenue declines. Minnesota also enacted new pension funding and benefit reforms in 2018.

Over the last 6 months, the 5-year benchmark Index benefited from superior total returns compared with the long end of the municipal market. The Fund’s barbell approach, which emphasizes a combination of shorter and longer duration bonds, is poised to outdistance the Index over the long haul. Security selection in the Housing, Health Care and Education sectors, where the Fund has significant weightings, was strong. The Fund’s broad distribution of credit quality helped differentiate its return, although the prior outperformance of lower rated credits moderated in recent months. Overall, tax-exempt municipal performance compares favorably to that of Treasury bonds over the last 6 months of -0.34% for the 5-year Treasury, -1.37% for the 10-year, and -.2.77% for the 30-year. As we continue to foresee moderately rising interest rates due to Fed increases as well as contraction of its balance sheet, we have maintained our hedge on the portfolio using U.S. Treasury futures to shorten duration. The net effect of the hedge for the 6-month period was to add 13 basis points to the return of the Fund.

Bond Issuance by Minnesota issuers for the first nine months of 2018 of $5.2 billion is 1.6% above last year’s comparable total. This contrasts with overall 2018YTD municipal market volume, for which long-term bond issuance was 14.9% below the same period in 2017. Lighter overall municipal bond issuance in 2018 has been anticipated in the wake of federal tax law changes that eliminated tax-exempt advance refundings. Final 2018 new issuance should come in well below the $436 billion in 2017, which was boosted by a surge late last year ahead of the tax reform bill. While pure refunding activ-

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Barclays 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

ity declined to a very low 17.8% of the primary market, “new money” issuance has been robust, and is the most since 2010. Municipal mutual funds experienced mainly positive inflows until September.

The Fund’s core strategy has not changed. We will continue to emphasize income as the primary source of returns, and will add to higher coupon bonds when available. We will also focus deeply on credit analysis to take advantage of opportunities as they arise. We remain diversified on an industry and issuer basis in order to manage credit liquidity risk, and we continue to believe the Fund is positioned to achieve attractive risk-adjusted returns going forward.

Michael C. Brilley

Paul J. Jungquist, CFA

Senior Portfolio Managers

36	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2018
	Sit Minnesota Tax-Free Income Fund	Bloomberg Barclays 5-Year Muni. Bond Index[1]	Lipper MN Muni. Bond Fund Index[2]

Six Months	0.78%	0.67%	n/a
One Year	1.82	-0.60	0.39%
Five Years	4.06	1.85	3.44
Ten Years	4.92	3.37	4.47
Since Inception (12/1/93)	4.62	4.15	4.32

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1 The Bloomberg Barclays 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index made for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Multifamily Mortgage	20.2%
Single Family Mortgage	17.8
Hospital/Health Care	16.4
Education/Student Loan	12.9
General Obligation	7.0
Municipal Lease	6.4
Sectors less than 5.0%	17.2
Cash & Other Net Assets	2.1

Based on total net assets as of September 30, 2018. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 9/3018:	$10.31 Per Share
Net Asset Value 3/31/18:	$10.39 Per Share
Total Net Assets:	$575.7 Million
Average Maturity:	16.4 Years
Effective Duration[3]:	4.7 Years

3 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities:

A	1.7%
BBB	4.1
BB	19.9
<BB	1.4
Total	27.1%

SEPTEMBER 30, 2018	37

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 96.9%
Education/Student Loan - 12.9%
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	943,780
Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,144,625
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.25	8/1/46	937,860
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	500,000	3.50	7/1/27	487,450
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	891,504
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,059,135
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,500,000	4.25	7/1/47	1,453,485
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	613,524
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	285,000	4.00	7/1/21	289,138
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	299,608
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	602,491
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	512,035
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	585,000	5.25	7/1/37	611,629
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	625,182
Duluth Hsg. & Redev. Auth. Lease Rev. (Edison Academy)	1,445,000	5.00	11/1/21	1,475,374
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	580,000	4.50	8/1/26	597,661
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	750,000	5.50	8/1/36	789,982
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	625,000	5.00	7/1/31	637,825
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,008,870
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	1,000,000	4.00	11/1/26	989,090
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,777,909
Hugo Charter School Lease Rev. (Noble Academy Proj.)	460,000	4.00	7/1/21	469,343
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	785,378
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,033,700
Independence Charter School Lease Rev. (Beacon Academy Proj.)	500,000	4.25	7/1/26	493,800
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	746,400
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,192,932
Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	975,000	4.00	7/1/26	961,535
Minneapolis Educational Fac. Lease Rev. (Seed/Harvest Preparatory Proj.) [4]	775,000	6.25	3/1/21	689,285
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	971,100
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	954,830
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,287,576
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,000,000	5.00	5/1/47	1,061,550
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	400,000	4.00	3/1/36	403,428
MN Higher Education Fac. Auth.Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	992,260
MN Higher Education Fac. Auth.Rev. (College of St. Benedict)	1,150,000	5.00	3/1/37	1,250,786
MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,266,038
MN Higher Education Fac. Auth. Rev. (Macalester College)	360,000	3.00	5/1/32	352,505
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	526,945
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	523,350
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	521,565
MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	1,400,000	5.00	12/1/27	1,402,380
MN Higher Education Fac. Auth. Rev. (St. Scholastica College)	1,800,000	6.30	12/1/40	1,863,360
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	400,000	4.00	10/1/35	412,824
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	500,000	4.00	10/1/37	511,775
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,215,520
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	836,182
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,349,750
Olmsted Co. Hsg. & Redev. Auth. Rev. (Schaeffer Academy Proj.)	562,892	4.98	4/25/27	562,892
Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	399,796
Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,921,003

See accompanying notes to financial statements.

38	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,500,000	5.00	8/1/22	3,668,420
Rochester Rev. (Math & Science Academy)	1,430,000	5.13	9/1/38	1,403,688
Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	463,935
Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	938,070
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	350,000	3.00	4/1/21	225,390
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,101,176
St. Paul Hsg. & Redev, Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,040,650
St. Paul Hsg. & Redev, Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	703,906
St. Paul Hsg. & Redev, Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	580,572
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	750,113
St. Paul Hsg. & Redev. Auth.	1,000,000	5.00	12/1/37	1,047,420
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	718,050
St. Paul Hsg. & Redev. Auth. (German Immersion School)	450,000	4.00	7/1/23	455,810
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	871,202
St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	503,110
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,300,000	4.25	12/1/23	1,334,879
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,555,185
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	403,478
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	718,085
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,049,716
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	1,600,000	4.00	7/1/25	1,622,624
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	974,654
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	295,000	4.75	9/1/22	302,313
St. Paul Hsg. & Redev. Auth. Lease Rev. (Hmong College Preparatory Academy)	500,000	5.00	9/1/27	510,400
St. Paul Hsg. & Redev. Auth. Lease Rev. (Nova Classical Academy Proj.)	390,000	5.70	9/1/21	410,502
University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,118,430
Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,610,000	4.00	9/1/23	1,597,909
Woodbury Charter School Lease Rev. (MSA Building)	355,000	5.00	12/1/27	375,256
Woodbury Charter School Lease Rev. (MSA Building)	225,000	5.00	12/1/32	235,897

				74,388,785

Escrowed To Maturity/Prerefunded - 3.5%
Anoka Co. Charter School Lease Rev.	295,000	5.00	6/1/27	314,759
Anoka Co. Charter School Lease Rev.	2,435,000	5.00	6/1/43	2,598,096
Bemidji Sales Tax G.O.	1,000,000	5.00	2/1/34	1,066,540
Bemidji Sales Tax G.O.	1,350,000	6.00	2/1/41	1,470,379
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,441,075
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	750,000	6.00	10/1/32	832,920
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	1,000,000	6.00	10/1/40	1,110,560
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.00	8/1/25	1,068,710
Oak Park Heights Hsg. Rev. (Oakgreen Commons Proj.)	1,000,000	6.25	8/1/33	1,091,450
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	475,000	5.75	12/1/19	494,646
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	2,515,000	7.38	12/1/41	2,667,258
St. Louis Park Health Care Facs. Rev. (Park Nicollet Health Proj.)	2,000,000	5.50	7/1/29	2,050,980
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.00	11/15/26	1,059,570
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/28	1,064,730
St. Paul Hsg. & Redev. Auth. Rev. (HealthEast Care System Proj.)	1,000,000	5.25	11/15/35	1,064,730
West St. Paul Health Care (Walker Thompson Hill)	525,000	6.75	9/1/31	546,824

				19,943,227

General Obligation - 7.0%
Brainerd Independent School District No. 181	4,000,000	4.00	2/1/43	4,056,520
Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	4,047,920

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	39

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Cloquet Independent School District No. 94	5,000,000	4.00	2/1/36	5,103,600
Deer River G.O.	500,000	4.00	2/1/48	502,190
Fridley Independent School District No. 14	400,000	4.00	2/1/30	420,480
Glencoe-Silver Lake Independent School District No. 2859	1,300,000	4.00	2/1/40	1,326,936
Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,017,030
Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	6,175,560
Robbinsdale Independent School District No. 281	1,050,000	4.00	2/1/31	1,103,288
Roseville Independent School District No. 623	930,000	4.00	2/1/35	965,359
Roseville Independent School District No. 623	795,000	4.00	2/1/36	822,316
Roseville Independent School District No. 623	4,100,000	4.00	2/1/37	4,222,918
South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,262,700
St. Cloud Independent School District No. 742	400,000	4.00	2/1/30	425,744
St. Cloud Independent School District No. 742	1,000,000	4.00	2/1/37	1,032,040
St. Francis Independent School District No. 15	550,000	4.00	2/1/35	563,612
St. Francis Independent School District No. 15	750,000	4.00	2/1/36	767,040
St. Michael-Albertville Independent School District No. 885	500,000	4.00	2/1/30	529,290
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,114,213
Watkins G.O.	735,000	4.00	1/1/38	741,564

				40,200,320

Hospital/Health Care - 16.4%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,193,430
Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,501,740
Breckenridge Rev. (Catholic Health Initiatives Proj.)	3,480,000	5.00	5/1/30	3,516,088
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,141,180
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	4.75	11/1/31	510,135
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	277,010
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	544,170
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	1,995,820
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	250,000	3.30	5/1/25	243,630
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	960,390
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	2,000,000	5.75	8/1/30	1,949,640
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	1,035,688
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,095,000	4.75	6/15/22	1,104,975
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,725,072
Duluth Economic Dev. Auth.Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,175,740
Fergus Falls Health Care & Hsg. Fac. Rev. (Lake Region Healthcare Proj.)	1,000,000	5.15	8/1/35	1,000,630
Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,136,818
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,357,600
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	508,110
Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,934,447
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	3,500,000	4.00	5/1/37	3,472,700
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	325,000	5.00	5/1/32	361,621
Maple Grove Health Care System Rev. (Memorial Health Care)	1,275,000	4.00	9/1/35	1,281,860
Minneapolis Health Care System Rev. (Fairview Health Services)	1,000,000	4.00	11/15/37	1,004,930
Minneapolis Health Care System Rev. (Fairview Health Services)	1,000,000	4.00	11/15/38	1,002,440
Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,889,870
Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,738,550
Minneapolis Pooled Rev. (Care Choice Member Proj.)	20,000	5.75	4/1/19	19,973
Minneapolis Rev. Ref. (Walker Campus)	1,705,000	4.50	11/15/20	1,741,572
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	557,524
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,570,335
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,053,760

See accompanying notes to financial statements.

40	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	4.00	11/15/48	5,051,500
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	6,072,000
Rochester Health Care Facs. Rev. (Olmsted Medical Center Proj.)	1,500,000	5.88	7/1/30	1,586,745
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	817,556
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,455,800
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,565,775
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,090,275
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,262,870
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	759,712
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	3,993,560
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,090,100
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,351,184
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,212,980
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	525,000	4.25	11/1/25	518,978
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	750,000	4.75	11/1/31	745,642
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,144,582
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	500,000	5.15	11/1/42	500,465
St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	1,981,246	5.63	10/1/33	1,983,743
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	1,000,000	4.25	8/1/24	1,018,380
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	1,450,000	4.75	8/1/29	1,476,419
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	1,032,440
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) 2, [5]	1,071,148	6.00	9/1/25	749,803
Winsted Health Care Rev. (St. Mary’s Care Center Proj.) [2,5]	1,029,950	6.50	9/1/34	720,965

				94,708,922

Industrial/Pollution Control - 0.5%
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	994,210
St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	1,013,600
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) 4, [8]	1,000,000	4.50	10/1/37	924,110

				2,931,920

Insured - 0.6%
Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	545,480
Hibbing G.O. (AGM Insured)	485,000	4.10	2/1/28	485,708
Minneapolis Health Care System Rev. (Fairview Health Services) (AGC Insured)	885,000	6.50	11/15/38	889,903
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	75,000	4.00	3/1/20	75,104
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	90,000	4.00	3/1/22	90,099
Puerto Rico Public Improvement G.O. (AGM Insured) [11]	600,000	5.13	7/1/30	623,142
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,002,370

				3,711,806

Multifamily Mortgage - 20.2%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	1,023,680
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,069,210
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	491,800
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	491,480
Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,000,000	5.00	9/1/43	1,054,290
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	500,000	4.00	1/1/25	510,055
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	4.00	1/1/30	1,015,790
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,500,000	4.25	1/1/37	1,517,625
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	3,000,000	5.00	1/1/47	3,061,890
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,860,000	6.75	1/1/27	1,853,936
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,000,000	7.00	1/1/37	984,690
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	3,073,470

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	41

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,500,000	5.75	7/1/35	1,436,145
Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,275,825
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	685,000	6.00	1/1/27	699,508
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	810,803
City of Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,539,825
Cloquet Hsg. Fac. Ref. (HADC Cloquet LLC Proj.)	1,020,000	5.00	8/1/38	1,030,914
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	1,022,170
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	1,026,300
Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,499,800
Dakota Co. Community Dev. Agy. (Glen at Valley Creek Proj.)	1,400,000	4.50	8/1/36	1,374,660
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,543,505
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	757,755
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	501,345
Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,345,538
Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,500,000	3.75	11/1/34	3,500,000
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	246,002
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,766,078
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,061,893
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	384,758
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,531,305
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	1,000,000	4.75	8/1/43	1,014,970
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	500,000	5.00	8/1/53	510,685
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	250,000	5.05	8/1/31	261,512
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	2,560,000	5.25	8/1/40	2,593,203
MN Hsg. Fin. Agy. Rental Hsg. (G.O. of AGY. Insured)	1,760,000	5.45	8/1/41	1,837,616
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,057,130
MN Hsg. Fin. Agy. Rev.	270,000	4.00	8/1/29	282,641
MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	264,562
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	344,058
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	343,037
MN Hsg. Fin. Agy. Rev. (State Appropriation)	250,000	4.00	8/1/33	263,498
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/33	1,118,700
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,235,100
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/35	1,116,410
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	283,055
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	1,009,030
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	252,278
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,525,500
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,995,520
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,620,510
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,066,460
Oakdale Rev. (Sr. Hsg. Oak Meadows Proj.)	875,000	5.00	4/1/34	881,528
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	2,049,236
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,363,478
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,030,840
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	799,020
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,780,200
Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,086,480
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	930,000	4.00	9/1/20	954,273
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	850,000	5.00	9/1/42	914,498
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,231,237
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,320,237
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,731,172

See accompanying notes to financial statements.

42	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	263,330
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,112,460
St. Paul Hsg. & Redev. Auth. (Pioneer Press Apts. Proj.) 1, [4]	5,000,000	3.38	5/1/21	4,925,450
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,620,000	4.25	12/1/27	2,687,701
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,541,624
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,175,000	5.20	11/1/22	1,175,212
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	972,160
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,433,745
St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,048,480
St. Paul Park Hsg. Rev. (Buffalo Senior Housing Proj.)	1,115,000	5.00	10/1/38	1,137,412
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,080,030
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,564,948
St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	700,000	5.00	3/1/40	720,223
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	970,070
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	730,000	5.20	5/1/25	757,704
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	1,250,000	5.50	11/1/32	1,288,562
Wayzata Sr. Hsg. Rev. (Folkestone Sr. Living Community)	1,135,000	5.75	11/1/39	1,170,696
Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,531,857

				116,021,383

Municipal Lease [9] - 6.4%
Anoka Co. Hsg. & Redev. Rev.	415,000	5.63	5/1/22	421,271
Anoka Co. Hsg. & Redev. Rev.	500,000	6.63	5/1/30	511,180
Anoka Co. Hsg. & Redev. Rev.	500,000	6.88	5/1/40	510,620
Anoka-Hennepin Independent School District No. 11 Lease Rev.	500,000	3.75	2/1/35	501,570
Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	607,596
Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,148,741
Chaska Economic Dev. Auth. Lease Rev.	690,000	4.00	2/1/33	714,971
Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	515,790
Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,057,900
Duluth Independent School District No. 709	1,300,000	4.00	2/1/28	1,367,431
Duluth Independent School District No. 709	2,000,000	5.00	2/1/25	2,243,700
Duluth Independent School District No. 709	785,000	5.13	3/1/29	795,535
Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,029,480
Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	513,265
Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,116,479
Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,603,215
Guam Education Fin. Foundation [11]	1,000,000	5.00	10/1/21	1,069,970
Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,879,126
Minnetonka Independent School District No. 276	450,000	4.00	3/1/30	469,386
Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	346,902
Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	308,718
Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	405,064
Minnetonka Independent School District No. 276	500,000	4.50	1/1/41	520,350
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	1,000,000	3.88	8/1/38	992,430
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	1,040,000	4.00	8/1/36	1,061,174
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	580,000	4.00	8/1/37	587,992
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	945,000	4.00	8/1/40	951,842
MN Hsg. Fin. Agy. Non-Profit Hsg. Rev. (State Appropriation)	2,000,000	5.00	8/1/31	2,147,660
MN Hsg. Fin. Agy. Rev. (State Appropriation)	300,000	5.00	8/1/35	331,329
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,109,020
Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,048,390
Plymouth Intermediate District No. 287	1,285,000	3.00	5/1/32	1,204,186

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	43

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Plymouth Intermediate District No. 287	500,000	4.00	5/1/26	536,445
Plymouth Intermediate District No. 287	300,000	4.00	5/1/29	315,042
Plymouth Intermediate District No. 287	300,000	4.00	5/1/30	313,407
Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	488,462
Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	620,178
Southern Plains Education Cooperative No. 915	1,215,000	4.00	2/1/37	1,175,026
Southern Plains Education Cooperative No. 915	1,000,000	4.50	2/1/39	1,019,390
St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	747,968
Waconia Independent School District No. 110	500,000	5.00	2/1/37	550,580
Winona School District 861 Lease Purchase	384,501	6.04	8/1/24	385,182
Worthington Independent School District No. 518	1,400,000	4.00	2/1/45	1,408,792

				36,652,755

Municipal Money Market - 0.9%
City of Minneapolis Hsg. Dev. Rev. (One Ten Grant Proj.) [1]	2,300,000	1.52	9/1/26	2,300,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	2,200,000	1.52	12/1/27	2,200,000
City of Minneapolis Rev. (Univ. Gateway Proj.) [1]	500,000	1.52	6/1/32	500,000

				5,000,000

Other Revenue Bonds - 4.9%
Crystal Governmental Fac. Rev.	438,543	5.10	12/15/26	438,604
Minneapolis Community Dev. Agy. Limited Tax Common Bond Fund (Discount Steel) [8]	80,000	5.25	6/1/19	80,386
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	172,758
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	130,104
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	258,670
Minneapolis Tax Increment Rev.	215,000	3.05	3/1/21	216,092
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	324,445
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	172,343
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	203,028
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	261,352
MN Development Rev. Limited Tax Supported Comm. Board	1,000,000	6.00	12/1/40	1,077,850
MN Development Rev. Limited Tax Supported Comm. Board	2,000,000	6.25	12/1/30	2,166,640
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	960,000	5.00	2/15/27	953,472
Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,560,165
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	925,000	5.00	2/1/23	925,379
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	890,000	6.38	2/15/28	893,177
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	534,000	6.75	3/1/28	534,283
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	740,000	6.50	3/1/29	753,616
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	929,000	7.00	2/15/28	934,500
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	770,000	7.50	2/15/28	770,770
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	175,000	5.00	3/1/19	176,974
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	180,000	5.00	9/1/19	184,383
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	185,000	5.00	3/1/20	191,697
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	220,000	5.00	9/1/20	230,296
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	225,000	5.00	3/1/21	236,169
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	1,000,000	5.00	9/1/26	1,037,690
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Upper Landing Proj.)	930,000	5.00	3/1/29	961,257
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,880,658
St. Paul Port Auth. Rev. (Amherst H. Wilder Foundation)	3,000,000	5.00	12/1/36	3,111,900
Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	541,020
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,885,000

				28,264,678

See accompanying notes to financial statements.

44	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Public Facilities - 0.2%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,299,900

Sales Tax Revenue - 1.1%
American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	1,941,480
Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	2,973,630
St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,563,604

				6,478,714

Single Family Mortgage - 17.8%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	1,060,000	4.45	12/1/32	1,086,352
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	370,000	4.63	12/1/30	377,378
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	620,000	4.88	12/1/33	635,481
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	66,675	5.13	12/1/40	66,696
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	6,573	5.15	12/1/38	6,573
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	50,228	5.30	12/1/39	50,284
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	375,000	4.45	12/1/27	386,216
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	4,780	5.00	12/1/38	4,787
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	73,758	5.25	12/1/40	73,873
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA)	3,380,000	4.40	7/1/32	3,450,270
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,942,723	3.30	3/1/48	4,874,810
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,978,562	3.30	5/1/48	3,924,095
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,500,000	3.45	9/1/48	1,479,780
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,870,000	4.45	7/1/31	2,948,265
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,565,000	4.70	1/1/31	1,609,462
MN Hsg. Fin. Agy. Residential Hsg. Rev. [8]	1,085,000	3.20	1/1/33	1,036,924
MN Hsg. Fin. Agy. Residential Hsg. Rev.	2,275,000	3.30	7/1/29	2,277,662
MN Hsg. Fin. Agy. Residential Hsg. Rev.	2,780,000	5.10	1/1/40	2,804,353
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	1,615,000	3.63	7/1/25	1,625,481
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	2,100,000	3.90	7/1/30	2,134,524
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	2,055,000	3.10	7/1/31	1,987,452
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	6,385,000	3.10	7/1/35	6,032,101
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,010,000	3.15	1/1/37	1,845,542
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	1,390,000	3.20	7/1/30	1,335,776
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	975,000	3.30	1/1/30	936,741
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	7,225,000	3.30	1/1/34	7,088,664
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,720,000	3.35	7/1/29	1,726,364
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,645,000	3.40	7/1/38	1,554,114
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	7,845,000	3.50	1/1/32	7,901,719
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,455,000	3.60	7/1/31	5,513,696
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,425,000	3.60	7/1/33	2,429,656
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	2,500,000	3.63	7/1/32	2,453,375
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,000,000	3.65	7/1/37	4,847,600
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	5,470,000	3.80	7/1/38	5,499,647
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,985,000	3.90	7/1/43	4,914,612
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	320,000	4.00	7/1/40	325,750
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,840,000	4.00	1/1/48	1,919,562
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,850,000	4.00	7/1/48	4,035,416
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA Collateralized)	480,000	5.00	1/1/31	499,272
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	4,030,000	3.70	1/1/31	4,109,512
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	1,660,000	4.00	1/1/47	1,717,320
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	405,000	3.10	7/1/26	406,567
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	1,320,000	4.00	1/1/41	1,359,019

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	45

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)/ Quantity	Coupon Rate (%)	Maturity Date	Fair Value ($)
MN Hsg. Fin. Agy. Single Family Mtg. Rev.	35,000	4.90	7/1/29	35,406
MN Hsg. Fin. Agy. Single Family Mtg. Rev.	955,000	5.05	7/1/34	964,082

				102,292,231

Transportation - 0.3%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,208,834
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	658,140

				1,866,974

Utility - 4.2%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,147,140
MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	518,075
MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,292,438
MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,185,365
MN Municipal Power Agy. Electric Rev.	500,000	5.00	10/1/29	564,165
MN Municipal Power Agy. Electric Rev.	1,000,000	5.00	10/1/30	1,053,410
MN Municipal Power Agy. Electric Rev.	500,000	5.00	10/1/30	563,280
MN Municipal Power Agy. Electric Rev.	1,000,000	5.25	10/1/35	1,056,660
Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	748,862
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	559,995
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,103,310
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	838,161
St. Paul Hsg. & Redev. Auth.	880,000	4.00	10/1/31	915,086
St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	670,338
St. Paul Hsg. & Redev. Auth.	800,000	4.00	10/1/37	810,880
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,279,788
Western MN Municipal Power Agy. Rev.	1,000,000	5.00	1/1/31	1,119,580
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	674,286
Western MN Municipal Power Agy. Rev.	1,750,000	5.00	1/1/36	1,944,722
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,187,672

				24,233,213

Total Municipal Bonds (cost: $558,387,264)				557,994,828

Investment Companies - 1.0%
Delaware Investments Minnesota Municipal Income Fund II (VMM)	334,436			3,979,788
Nuveen Minnesota Municipal Income Fund (NMS)	144,128			1,826,102

Total Investment Companies (cost: $7,044,059)				5,805,890

Total Investments in Securities - 97.9% (cost: $565,431,323)				563,800,718
Other Assets and Liabilities, net - 2.1%				11,877,562

Total Net Assets - 100.0%				$575,678,280

See accompanying notes to financial statements.

46	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

[1]	Variable rate security. Rate disclosed is as of September 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2018 was $1,470,768 and represented 0.3% of net assets.

[4]	144A Restricted Security. The total value of such securities as of September 30, 2018 was $15,621,856 and represented 2.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]	The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2018 was $1,470,768 and represented 0.3% of net assets.

[8]	Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2018, 3.1% of net assets in the Fund was invested in such securities.

[9]	Municipal Lease Security. The total value of such securities as of September 30, 2018 was $36,652,755 and represented 6.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]	The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of September 30, 2018 was $14,608,358 and represented 2.5% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of September 30, 2018 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)

Short Futures: [10]
U.S. Treasury 2-Year	159	December 2018	33,506,766	118,753
U.S. Treasury 10-Year	146	December 2018	17,342,063	250,460
U.S. Treasury 5-Year	145	December 2018	16,309,101	157,657
U.S. Treasury Long Bond	15	December 2018	2,107,500	63,700

				590,570

[10]	The amount of $3,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2018.

A summary of the levels for the Fund’s investments as of September 30, 2018 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Municipal Bonds	—	557,994,828	—	557,994,828
Investment Companies	5,805,890	—	—	5,805,890
Futures	590,570	—	—	590,570

	6,396,460	557,994,828	—	564,391,288

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	47

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2018

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund

ASSETS
Investments in securities, at identified cost	$473,209,190	$87,932,494	$215,307,030	$565,431,323

Investments in securities, at fair value - see accompanying schedule for detail	$465,155,513	$87,065,184	$203,703,799	$563,800,718
Cash in bank on demand deposit	544,907	—	9,775,525	16,391,588
Restricted cash	6,000,000	800,000	2,000,000	3,000,000
Accrued interest and dividends receivable	2,185,200	315,814	2,490,071	6,434,849
Receivable for investment securities sold	318,052	49,039	—	—
Variation margin on futures contracts	—	206,666	601,640	590,570
Other receivables	—	—	—	3,000
Receivable for Fund shares sold	241,226	—	519,251	1,852,697

Total assets	474,444,898	88,436,703	219,090,286	592,073,422

LIABILITIES
Disbursements in excess of cash balances	—	22,634	—	—
Payable for investment securities purchased	—	7,013,352	901,599	14,881,520
Payable for Fund shares redeemed	902,729	14,388	266,181	950,234
Cash portion of dividends payable to shareholders	48,327	8,859	103,800	209,649
Accrued investment management fees	292,505	53,264	133,641	353,739
Outstanding options written, at fair value (premiums received $402,038, $14,621)	255,859	10,938	—	—

Total liabilities	1,499,420	7,123,435	1,405,221	16,395,142

Net assets applicable to outstanding capital stock	$472,945,478	$81,313,268	$217,685,065	$575,678,280

Net assets consist of:
Capital (par value and paid-in surplus)	$492,379,076	$83,379,714	$237,574,190	$577,670,112
Undistributed (distributions in excess of) net investment income	(14)	(497)	1,237	—
Accumulated net realized gain (loss) from security transactions, written options and futures	(11,526,086)	(1,408,988)	(8,887,263)	(951,797)
Unrealized appreciation (depreciation) on investments, written options and futures	(7,907,498)	(656,961)	(11,003,099)	(1,040,035)

	$472,945,478	$81,313,268	$217,685,065	$575,678,280

Outstanding shares	43,931,014	8,323,270	22,796,971	55,854,310

Net asset value per share of outstanding capital stock	$10.77	$9.77	$9.55	$10.31

See accompanying notes to financial statements.

48	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended September 30, 2018

	Sit U.S.			Sit Minnesota
	Government	Sit Quality	Sit Tax-Free	Tax-Free
	Securities	Income	Income	Income
	Fund	Fund	Fund	Fund

Investment income:
Income:
Dividends	—	—	$209,349	$123,675
Interest	$6,818,006	$1,032,008	3,970,730	10,805,003

Total income	6,818,006	1,032,008	4,180,079	10,928,678

Expenses (note 4):
Investment management fee	1,982,188	338,624	824,931	2,243,513

Total expenses	1,982,188	338,624	824,931	2,243,513

Net investment income	4,835,818	693,384	3,355,148	8,685,165

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	(350,554)	(340,025)	(979,618)	(732,157)
Net realized gain (loss) on written options	1,563,025	26,626	—	—
Net realized gain (loss) on futures	—	27,326	(282,615)	(150,484)

Net change in unrealized appreciation (depreciation) on investments	(3,208,542)	(118,011)	(2,065,011)	(4,866,626)
Net change in unrealized appreciation (depreciation) on written options	447,853	3,683	—	—
Net change in unrealized appreciation (depreciation) on futures	—	325,850	873,694	1,033,562

Net gain (loss)	(1,548,218)	(74,551)	(2,453,550)	(4,715,705)

Net increase (decrease) in net assets resulting from operations	$3,287,600	$618,833	$901,598	$3,969,460

See accompanying notes to financial statements.

SEPTEMBER 30, 2018	49

STATEMENTS OF CHANGES IN NET ASSETS

	Sit U.S. Government
	Securities Fund
	Six Months	Year
	Ended	Ended
	September 30, 2018	March 31,
	(Unaudited)	2018
Operations:
Net investment income.	$4,835,818	$10,154,053
Net realized gain (loss) on investments, written options and futures	1,212,471	1,619,622
Net change in unrealized appreciation (depreciation) of investments, written options and futures.	(2,760,689)	(7,251,930)

Net increase (decrease) in net assets resulting from operations	3,287,600	4,521,745

Distributions from:
Net investment income	(4,835,832)	(10,154,053)

Total distributions	(4,835,832)	(10,154,053)

Capital share transactions:
Proceeds from shares sold	43,632,491	132,808,397
Reinvested distributions	4,650,108	9,667,291
Payments for shares redeemed	(101,537,336)	(252,398,673)

Increase (decrease) in net assets from capital transactions	(53,254,737)	(109,922,985)

Total increase (decrease) in net assets	(54,802,969)	(115,555,293)

Net assets:
Beginning of period	527,748,447	643,303,740

End of period *	$472,945,478	$527,748,447

Capital transactions in shares:
Sold	4,046,724	12,188,543
Reinvested distributions	431,668	889,177
Redeemed	(9,419,489)	(23,199,596)

Net increase (decrease)	(4,941,097)	(10,121,876)

* Includes undistributed (distributions in excess of) net investment income	($14)	—

See accompanying notes to financial statements.

50	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Sit Quality Income Fund		Sit Tax-Free Income Fund		Sit Minnesota Tax-Free Income Fund

Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
September 30, 2018	March 31,	September 30, 2018	March 31,	September 30, 2018	March 31,
(Unaudited)	2018	(Unaudited)	2018	(Unaudited)	2018

$693,384	$985,779	$3,355,148	$7,138,637	$8,685,165	$16,474,457
(286,073)	333,632	(1,262,233)	592,104	(882,641)	1,956,145

211,522	(752,564)	(1,191,317)	2,228,796	(3,833,064)	3,216,286

618,833	566,847	901,598	9,959,537	3,969,460	21,646,888

(693,764)	(985,896)	(3,351,843)	(7,143,190)	(8,689,487)	(16,459,459)

(693,764)	(985,896)	(3,351,843)	(7,143,190)	(8,689,487)	(16,459,459)

32,048,859	51,183,608	44,076,197	55,698,315	64,068,156	116,133,884
666,469	949,395	2,767,345	6,064,679	7,482,146	14,116,257
(25,869,561)	(51,032,358)	(22,726,634)	(29,006,204)	(42,314,511)	(114,096,206)

6,845,767	1,100,645	24,116,908	32,756,790	29,235,791	16,153,935

6,770,836	681,596	21,666,663	35,573,137	24,515,764	21,341,364

74,542,432	73,860,836	196,018,402	160,445,265	551,162,516	529,821,152

$81,313,268	$74,542,432	$217,685,065	$196,018,402	$575,678,280	$551,162,516

3,280,280	5,202,564	4,572,687	5,760,763	6,170,689	11,124,647
68,241	96,609	287,408	628,951	721,159	1,353,797
(2,647,867)	(5,188,246)	(2,359,025)	(3,005,135)	(4,079,113)	(10,933,655)

700,654	110,927	2,501,070	3,384,579	2,812,735	1,544,789

($497)	($117)	$1,237	($2,068)	—	$4,322

SEPTEMBER 30, 2018	51

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

	Six Months Ended September 30, 2018	Year Ended March 31,
	(Unaudited)	2018	2017	2016	2015	2014

Net Asset Value:
Beginning of period	$10.80	$10.90	$11.07	$11.09	$11.04	$11.30

Operations:
Net investment income [1]	0.10	0.18	0.17	0.20	0.21	0.12
Net realized and unrealized gains (losses) on investments, written options and futures	(0.02)	(0.10)	(0.17)	(0.02)	0.05	(0.26)

Total from operations	0.08	0.08	—	0.18	0.26	(0.14)

Distributions from:
Net investment income	(0.11)	(0.18)	(0.17)	(0.20)	(0.21)	(0.12)

Net Asset Value:
End of period	$10.77	$10.80	$10.90	$11.07	$11.09	$11.04

Total investment return [2]	0.71%	0.76%	0.02%	1.63%	2.37%	(1.21%)

Net assets at end of period (000’s omitted)	$472,945	$527,748	$643,304	$663,676	$587,210	$711,770

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.95%	1.68%	1.57%	1.81%	1.89%	1.06%

Portfolio turnover rate (excluding short-term securities)	8.83%[4]	14.68%	29.00%	28.65%	13.71%	4.13%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

52	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

	Six Months Ended September 30, 2018	Years Ended March 31,
	(Unaudited)	2018	2017	2016	2015	2014

Net Asset Value:
Beginning of period	$9.78	$9.83	$9.83	$9.94	$9.97	$10.01

Operations:
Net investment income [1]	0.09	0.13	0.09	0.10	0.06	0.09
Net realized and unrealized gains (losses) on investments, written options and futures	(0.01)	(0.05)	—	(0.11)	(0.03)	(0.04)

Total from operations	0.08	0.08	0.09	(0.01)	0.03	0.05

Distributions from:
Net investment income	(0.09)	(0.13)	(0.09)	(0.10)	(0.06)	(0.09)

Net Asset Value:
End of period	$9.77	$9.78	$9.83	$9.83	$9.94	$9.97

Total investment return [2]	0.82%	0.79%	0.91%	(0.10% )	0.36%	0.47%

Net assets at end of period (000’s omitted)	$81,313	$74,542	$73,861	$66,880	$124,418	$107,346

Ratios: [3]
Expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.84%	1.31%	0.91%	1.02%	0.63%	0.80%

Portfolio turnover rate (excluding short-term securities)	40.08%[4]	81.14%	84.03%	90.38%	241.64%	81.19%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2018	53

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

	Six Months Ended September 30, 2018	Years Ended March 31,
	(Unaudited)	2018	2017	2016	2015	2014

Net Asset Value:
Beginning of period	$9.66	$9.49	$9.80	$9.68	$9.16	$9.57

Operations:
Net investment income [1]	0.16	0.39	0.35	0.33	0.37	0.38
Net realized and unrealized gains (losses) on investments and futures	(0.11)	0.17	(0.31)	0.12	0.52	(0.41)

Total from operations	0.05	0.56	0.04	0.45	0.89	(0.03)

Distributions from:
Net investment income	(0.16)	(0.39)	(0.35)	(0.33)	(0.37)	(0.38)

Net Asset Value:
End of period	$9.55	$9.66	$9.49	$9.80	$9.68	$9.16

Total investment return [2]	0.46%	6.00%	0.37%	4.78%	9.81%	(0.19% )

Net assets at end of period (000’s omitted)	$217,685	$196,018	$160,445	$156,890	$165,150	$155,304

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.25%	4.03%	3.58%	3.45%	3.86%	4.17%

Portfolio turnover rate (excluding short-term securities)	5.60%[4]	15.72%	25.41%	23.11%	31.14%	28.32%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

54	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Minnesota Tax-Free Income Fund

	Six Months Ended September 30, 2018	Years Ended March 31,
	(Unaudited)	2018	2017	2016	2015	2014

Net Asset Value:
Beginning of period	$10.39	$10.29	$10.63	$10.57	$10.26	$10.62

Operations:
Net investment income [1]	0.16	0.32	0.32	0.34	0.36	0.40
Net realized and unrealized gains (losses) on investments and futures	(0.08)	0.10	(0.34)	0.06	0.31	(0.36)

Total from operations	0.08	0.42	(0.02)	0.40	0.67	0.04

Distributions from:
Net investment income	(0.16)	(0.32)	(0.32)	(0.34)	(0.36)	(0.40)

Net Asset Value:
End of period	$10.31	$10.39	$10.29	$10.63	$10.57	$10.26

Total investment return [2]	0.78%	4.08%	(0.19% )	3.89%	6.62%	0.47%

Net assets at end of period (000’s omitted)	$575,678	$551,163	$529,821	$508,209	$436,883	$358,678

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	3.10%	3.05%	3.06%	3.25%	3.43%	3.91%

Portfolio turnover rate (excluding short-term securities)	3.50%[4]	12.97%	16.18%	10.45%	9.68%	20.53%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2018	55

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2018

(1)	Organization

The Sit Mutual Funds (the Funds) are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Quality Income Fund, Sit Tax-Free Income Fund and Minnesota Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds.

The investment objective for each of these Funds is as follows:

Fund	Investment Objective

U.S. Government Securities	High level of current income and safety of principal.
Quality Income Fund	High level of current income and safety of principal.
Tax-Free Income	High level of current income that is exempt from federal income tax, consistent with the preservation of capital.
Minnesota Tax-Free Income	High level of current income that is exempt from federal regular income tax and
Minnesota regular personal income tax, consistent with the preservation of capital.

(2)	Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified-cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Dividend Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

56	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Funds used Treasury options and futures traded on a U.S. exchange. Risks of entering into futures and options contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the six months ended September 30, 2018, the average volume of derivative activity, calculated on a quarterly basis, was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$512,930	—	$106,513,500
Written call options	—	$580,671	220,209,503

Quality Income Fund
Written Call options	—	4,874	4,917,500
Treasury futures	—	—	33,025,914

Tax-Free Income Fund
Treasury futures	—	—	54,263,097

Minnesota Tax-Free Income Fund
Treasury futures	—	—	63,212,583

The number of open option contracts and open futures contracts outstanding as of September 30, 2018 also serve as indicators of the volume of activity for the Funds throughout the period.

SEPTEMBER 30, 2018	57

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2018 (Continued)

Statement of Assets and Liabilities - Values of derivatives as of September 30, 2018

	Asset Derivatives Value	Liability Derivatives Value

Interest rate risk:
U.S. Government Securities Fund
Written Call Options	—	$255,859 [1]

Quality Income Fund
Written Call Options	—	10,938 [1]
Treasury futures	$206,666 [2]

Tax-Free Income Fund
Treasury futures	600,131 [2]	—

Minnesota Tax-Free Income Fund
Treasury futures	590,570 [2]	—

[1]Statement of Assets and Liabilities location: Outstanding options written, at fair value.

[2]Statement of Assets and Liabilities location: Variation margin receivable/payable. Includes cumulative appreciation (depreciation) of futures as reported in the Schedule of Investments.

The effect of derivative instruments on the statement of operations for the six months ended September 30, 2018:

	Amount of Realized Gain (Loss) on Derivatives [3]	Change in Unrealized Appreciation (Depreciation) on Derivatives [4]

Interest rate risk:
U.S. Government Securities Fund
Purchased put options	$470,307	$320,625
Written call options	1,563,025	447,853

Quality Income Fund
Written call options	26,626	3,683
Treasury Futures	27,326	325,850

Tax-Free Income Fund
Treasury Futures	(282,615)	873,694

Minnesota Tax-Free Income Fund
Treasury Futures	(150,484)	1,033,562

[3]Statement of Operations location: Net realized gain (loss) on investments, net realized gain (loss) on written options and net realized gain (loss) on futures,  respectively.

[4]Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments, net change in unrealized appreciation (depreciation) on written options and net change in unrealized appreciation (depreciation) on futures, respectively.

58	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of September 30, 2018 is included with the Funds’ schedules of investments.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the Registered Investment Company (RIC) qualification and distribution requirements of the Internal Revenue Code. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of September 30, 2018, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

SEPTEMBER 30, 2018	59

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2018 (Continued)

At September 30, 2018, the gross unrealized appreciation (depreciation) on investments and cost of investments on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost (Proceeds) of Investments on a Tax Basis

U.S. Government Securities - Investments	$3,194,550	($11,248,227)	($8,053,677)	$473,209,190
Quality Income - Investments	66,529	(933,839)	(867,310)	87,932,494
Tax-Free Income - Investments	5,134,006	(16,737,237)	(11,603,231)	215,307,030
Minnesota Tax-Free Income - Investments	7,735,476	(9,366,081)	(1,630,605)	565,431,323

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2018 and 2017 were as follows:

Year Ended March 31, 2018:

	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total

U.S. Government Securities	$10,036,925	—	—	$10,036,925
Quality Income	979,607	—	—	979,607
Tax-Free Income*	357,688	$6,755,280	—	7,112,968
Minnesota Tax-Free Income*	43,477	16,314,954	—	16,358,431
* 95.0% and 99.7% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

Year Ended March 31, 2017:

	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total

U.S. Government Securities	$10,596,109	—	—	$10,596,109
Quality Income	599,299	—	—	599,299
Tax-Free Income*	44,040	$5,591,828	—	5,635,868
Minnesota Tax-Free Income*	23,297	16,486,767	—	16,510,064
* 99.2% and 99.9% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

As of March 31, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Gain (Loss)	Unrealized Appreciation (Depreciation)

U.S. Government Securities	$145,211	—	($13,289,160)	($4,542,687)
Quality Income	8,471	—	(1,241,221)	(750,177)
Tax-Free Income	—	$103,847	(7,904,808)	(9,532,004)
Minnesota Tax-Free Income	—	295,831	(575,026)	3,298,899

60	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Net capital loss carryovers and late year losses, if any, as of March 31, 2018, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the expiration dates for capital loss carryovers from pre-enactment taxable years and the late year losses deferred as of March 31, 2018, were as follows:

	Pre-Enactment Net Capital Loss Carryover Expiring in:		Unlimited Period of Net Capital Loss Carryover		Late Year Losses Deferred	Accumulated Capital and Other Losses

	2018	2019	Short-Term	Long-Term

U.S. Government Securities	—	—	$7,579,310	$5,709,850	—	$13,289,160
Quality Income	—	—	545,294	695,927	—	1,241,221
Tax-Free Income	—	$2,401,634	61,848	5,441,326	—	7,904,808
Minnesota Tax-Free Income	—	—	575,026	—	—	575,026

For the year ended March 31, 2018, the Funds’ utilized capital losses and expired capital losses as follows:

	Utilized	Expired

U.S. Government Securities	$2,813,612	—
Quality Income	264,984	—
Tax-Free Income	361,962	$6,322,037
Minnesota Tax-Free Income	1,521,985	3,535,663

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the six months ended September 30, 2018, were as follows:

	Purchases		Proceeds

	U.S. Government	Other	U.S. Government	Other

U.S. Government Securities	$42,875,333	—	$72,823,606	—
Quality Income	18,715,086	$14,519,371	11,967,554	$16,556,301
Tax-Free Income	34,671,612	—	10,818,654	—
Minnesota Tax-Free Income	—	56,565,671	—	19,207,124

SEPTEMBER 30, 2018	61

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2018 (Continued)

(4)	Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc. (SIA), under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fee for investment management and advisory services is based on the average daily net assets of the Funds at the annual rate of:

Average Daily Net Assets
U.S. Government Securities	0.80%
Quality Income	0.90%
Tax-Free Income	0.80%
Minnesota Tax-Free Income	0.80%

Transactions with affiliates

The investment adviser, affiliates of the investment adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2018:

	Shares	% Shares Outstanding

U.S. Government Securities	830,872	1.9
Quality Income	6,108,042	73.4
Tax-Free Income	1,773,513	7.8
Minnesota Tax-Free Income	2,179,358	3.9

62	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2018 to September 30, 2018.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

	Beginning Account Value (4/1/18)	Ending Account Value (9/30/18)	Expenses Paid During Period (4/1/18- 9/30/18)*

U.S. Government Securities Fund

Actual	$1,000	$1,007.10	$4.03
Hypothetical	$1,000	$1,021.06	$4.05

Quality Income Fund

Actual	$1,000	$1,008.20	$4.53
Hypothetical	$1,000	$1,020.56	$4.56

Tax-Free Income Fund

Actual	$1,000	$1,004.60	$4.02
Hypothetical	$1,000	$1,021.06	$4.05

Minnesota Tax-Free Income Fund

Actual	$1,000	$1,007.80	$4.03
Hypothetical	$1,000	$1,021.06	$4.05

*Expenses are equal to the Funds’ annualized expense ratio of 0.80% for the U.S. Government Securities, Tax-Free Income and Minnesota Tax-Free Funds; and 0.90% for the Quality Income Fund, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

SEPTEMBER 30, 2018	63

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING

Each Fund follows certain policies and procedures for voting proxies for securities held in each portfolio. A description of the Funds’ proxy voting policies and procedures is available without charge upon request by calling the Funds at 1-800-332-5580.

Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ended June 30 is available without charge upon request by calling the Funds at 1-800-332-5580, and is available on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Funds’ file their complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Qs are available without charge upon request by calling the Funds at 1-800-332-5580 and are available on the SEC’s website at www.sec.gov. In addition, the Funds’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

64	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Semi-Annual Report
September 30, 2018

INVESTMENT ADVISER
Sit Investment Associates, Inc.
80 S. Eighth Street
Suite 3300
Minneapolis, MN 55402

CUSTODIAN
The Bank Of New York Mellon
111 Sanders Creek Parkway
Syracuse, NY 13057

TRANSFER AGENT AND DISBURSING AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Minneapolis, MN

GENERAL COUNSEL
Dorsey & Whitney LLP
Minneapolis, MN

Sit Mutual Funds

1-800-332-5580
www.sitfunds.com

Sit 9-30-18 BOND

Item 2: Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6: Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures -

(a) Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits:

(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS II, INC.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 21, 2018

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date: November 21, 2018